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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21654

                          Pioneer Floating Rate Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2008 through May 31, 2009


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


                Pioneer Floating
                Rate Trust
--------------------------------------------------------------------------------
                Semiannual Report | May 31, 2009
--------------------------------------------------------------------------------

                Ticker Symbol: PHD

                [LOGO]PIONEER
                      Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                          2
Portfolio Management Discussion                4
Portfolio Summary                              8
Prices and Distributions                       9
Performance Update                            10
Schedule of Investments                       11
Financial Statements                          30
Notes to Financial Statements                 35
Trustees, Officers and Service Providers      45

                Pioneer Floating Rate Trust  | Semiannual Report | 5/31/09     1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have been experiencing one of their most tumultuous periods in history. Investors have witnessed volatility of a magnitude that many have never before seen. Distance often provides the best vantage point for perspective. Still, we believe that the benefits of basic investment principles that have stood the test of time -- even in the midst of market turmoil -- cannot be underestimated.

First, invest for the long term. The founder of Pioneer Investments, Philip L. Carret, began his investment career during the 1920s. One lesson he learned is that while great prosperity affords an advantageous time for selling stocks, extreme economic slumps can create opportunities for purchase. Indeed, many of our portfolio managers, who follow the value-conscious investing approach of our founder, are looking at recent market conditions as an opportunity to buy companies whose shares we believe have been unjustifiably beaten down by indiscriminate selling, but that we have identified as having strong prospects over time. While investors may be facing a sustained market downturn, we continue to believe that patience, along with staying invested in the market, are important considerations for long-term investors.

A second principle is to stay diversified across different types of investments. The global scope of the current market weakness poses challenges for this basic investment axiom. But the turbulence makes now a good time to reassess your portfolio and make sure that your investments continue to meet your needs. We believe you should work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

As the investment markets sort through the continuing crisis in the financial industry, we are staying focused on the fundamentals and risk management. With more than 80 years of experience behind us, we have learned how to navigate turbulent markets. At Pioneer Investments, risk management has always been a critical part of our culture -- not just during periods of extraordinary volatility. Our investment process is based on fundamental research, quantitative analysis and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we see potential chances for making money in many corners of the market, it takes

2    Pioneer Floating Rate Trust  | Semiannual Report | 5/31/09
research and experience to separate solid investment opportunities from speculation.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. Thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA Inc.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of the opinion of Trust management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                Pioneer Floating Rate Trust  | Semiannual Report | 5/31/09     3

Portfolio Management Discussion | 5/31/09

After struggling during the final months of 2008, the bank loan market began to recover in 2009 as investors saw opportunity in the low prices of loans. In the following interview, Jonathan Sharkey discusses the performance of Pioneer Floating Rate Trust during the six months ended May 31, 2009. Mr. Sharkey, a member of Pioneer's Fixed Income Department, is responsible for the daily management of the Trust.

Q    How did the Trust perform over the six months ended May 31, 2009?

A For the six-month period ended May 31, 2009, Pioneer Floating Rate Trust returned 19.19% at net asset value and 33.78% at market price. The Trust's benchmark, the Credit Suisse Leveraged Loan Index (the CSFB Index), returned 17.72% over the same period. Unlike the Trust, the Index does not employ leverage. At the end of May 2009, the Trust was selling at a discount of market price-to-net asset value of 10.16%, which was slightly more than its peers; and the Trust's SEC yield was 6.90%. In April 2009, we reduced the Trust's dividend rate, a cut back which resulted from a decline in LIBOR (the London Interbank Offering Rate), which had risen to a historic level relative to the federal funds rate, and the rising number of defaults in the portfolio.

     Unlike open-ended funds, the market prices of closed-end funds go up and down based on supply and demand, irrespective of a closed-end fund's net asset value per share. It isn't unusual to find closed-end funds trading at a discount to the Trust's net asset value. At the end of the period, closed-end funds on average were trading at discounts to their actual underlying value.

Q What were the principal factors affecting the Trust's performance during the six months ended May 31, 2009?

A The final months of 2008 saw floating-rate bank loans decline in value in the aftermath of the bankruptcy of investment bank Lehman Brothers and the collapse or near-collapse of several other financial institutions, some of which required government bailouts. One of the significant factors leading to the selling pressure in the market occurred as hedge funds unwound their bank loan portfolios at a time when few buyers were interested, especially as the number of defaults increased. During that period, the average price of a bank loan fell to about 63 cents on the dollar. Much of the debt that was sold off by hedge funds was rated B and CCC, and Pioneer Floating Rate Trust, with its average credit rating of B, experienced significant price erosion. In that situation, we liquidated parts of the portfolio and built up a cash position that was slightly larger than 10% of the market value of the

4    Pioneer Floating Rate Trust  | Semiannual Report | 5/31/09

     Trust. We felt that the relatively large cash position would provide adequate credit quality and allow the Trust to continue to pay dividends.

     During the first three months of the reporting period, liquidity dried up, companies could not refinance debt, the bankruptcy recovery rate was low, and investors favored quality above everything else. As a result, higher-quality securities rallied. During the second three months of the period from March 2009 through May 2009, we began to see a rally in the rest of the market, as investors perceived good value and decided to put their cash back to work. Collateralized Loan Obligations (CLOs), which represent nearly 60% of investments in loans, purchased more BB-rated bank loans due to the combination of excess cash on hand from the purchase of Alltel Cellular by Verizon and the structural benefits of adding loans at 80 cents on the dollar. There also were significantly fewer auctioned portfolios. Stability returned to the market, which boosted investor confidence and resulted in increased investing in lower-rated (B, CCC-rated) loans, which make up a substantial portion of the Trust's portfolio, as investors looked for more yield. In that environment, lower-quality securities rallied.

Q    Can you comment on the use of leverage in the Trust's portfolio?

A We believe the use of leverage for investment purposes can increase investment opportunity, as well as investment risk. The Trust uses financial leverage primarily to increase the dividend yield to shareowners. During the six-month period ended May 31, 2009, the Trust utilized auction-rate preferred shares as a low-cost way of borrowing to provide leverage for the Trust. In December 2008, we reduced the amount of leverage in the Trust.

     Because of the auction failures and the steep decline in the average price of bank loans, the Trust postponed its dividend for November 2008. However, after liquidating parts of the portfolio and building up a cash position, the Trust was able to pay the November dividend on December 9, 2008.

Q What types of investments most helped or hurt the Trust's performance during the six months ended May 31, 2009?

A During the reporting period, we used the Trust's cash to diversify the portfolio and upgrade the credit quality. As we got further confidence during the year that the loan market had realized a floor of stability that would help ensure our ability to satisfy all the requirements and tests to ensure the dividend, we started to add exposure to the Trust's portfolio. Given the backdrop of pending increased default rates for the loan asset class in 2009, the bulk of cash was deployed in more "up-in-quality" names that we believed would continue to readily pay interest for the Trust, and thus preserve capital. This strategy would also help us to maintain the flexibility to manage through the tests to pay our dividends on the Trust.

                Pioneer Floating Rate Trust  | Semiannual Report | 5/31/09     5

     An overweight to broadcasting and cable companies benefited the Trust's performance. Among cable companies, the Spanish-language network Univision stands out. Retailers, such as Toys R US and Dollar General, also helped boost the Trust's return. While retailers suffered late in 2008, they rallied earlier this year when year-over-year sales results weren't as bad as expected. Investments in airlines also contributed to the Trust's performance. Airlines had made substantial cutbacks in costs and capacity in 2008, and we found the valuations to be at attractive levels. Positions in health care and telecommunications also aided the Trust's results.

     On the negative side, the Trust's investments in CLO bonds were the biggest drawback to performance, and any investment related to real estate or gaming held back results. In addition, the default rate of the loans held by the Trust was greater than usual during the six-month period ended May 31, 2009. As companies defaulted on loans, their values declined and, in some cases, interest payments were suspended, thus having a negative impact on the Trust's return.

Q    What is your investment outlook?

A We believe that the economy is stabilizing. As of May 31, 2009, auto sales, consumer confidence and commodity prices were somewhat better than they were several months ago. While the unemployment rate and defaults continue to rise, we believe that gross domestic product (GDP) could be positive over the next several months.

     The market's advance offers evidence that many companies can now obtain financing through the bond market, and this could aide in the recovery value of loans that are distressed or in bankruptcy. The loan market also has shown signs of stabilization as buyers have stepped in to make investments. Additionally, liquidity has improved in the bond market, which has led to refinancing activity in loans. The lack of any forward-looking calendar for loan issuance has created a demand for loan assets, raising the potential for price appreciation of existing loans. Also, investors have begun buying bank loans as a hedge against inflation. If rising inflation continues to be a concern, demand for bank loans is likely to increase. Going forward, we will aim to decrease the Trust's positions in companies that we feel could default and redeploy the assets into companies that we believe have better relative value.

Please refer to the Schedule of Investments on pages 11-29 for a full listing of Trust securities.

Information regarding the Trust's principal investment risks is contained in the Trust's original offering prospectus. Please refer to this document when considering the Trust's risks.

6    Pioneer Floating Rate Trust  | Semiannual Report | 5/31/09

Investments in high-yield or lower-rated securities are subject to greater-than-average risk. The Trust may invest in securities of issuers that are in default or that are in bankruptcy.

When interest rates rise, the prices of fixed-income securities in the Trust will generally fall. Conversely, when interest rates fall the prices of fixed-income securities in the Trust will generally rise. The floating-rate feature of the Trust means that the Trust will not experience capital appreciation in a declining interest-rate environment. Investments in the Trust are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations.

                Pioneer Floating Rate Trust  | Semiannual Report | 5/31/09     7

Portfolio Summary | 5/31/09

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Senior Secured Loans                   89.1%
Corporate Bonds                         9.1%
Temporary Cash Investment               1.7%
Collateralized Loan Obligations         0.1%
Common Stocks*                          0.0%
Claims*                                 0.0%
Warrants*                               0.0%

* Amount is less than 0.1%

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio; based on S&P ratings.)

[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

A                           0.2%
BBB                         2.2%
BB                         25.6%
B                          25.1%
CCC                         5.5%
CC                          0.9%
D                           2.1%
Not Rated**                36.7%
Cash Equivalents            1.7%

The Trust is actively managed and current holdings may be different.

** These securities are judged to be similar but slightly lower in quality than the rest of the portfolio.

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)***

 1.    Mylan, Inc., U.S. Tranche B Term Loan, 3.75%-4.75%, 10/2/14                             4.42%
 2.    Azithromycin Royalty Sub LLC, 16.0%, 5/15/19 (144A)                                     3.22
 3.    Solutia, Inc., Term Loan, 7.25%, 2/28/14                                                2.94
 4.    HCA, Inc., Tranche B-1 Term Loan, 6.507%, 11/18/13                                      2.82
 5.    Broadstripe LLC, First Lien Term Loan, 9.25%, 6/30/11                                   2.76
 6.    Cequel Communications LLC, Term Loan, 2.349-2.401%, 11/5/13                             2.50
 7.    Cricket Communications, Inc., Term Loan B, 5.75%, 6/16/13                               2.40
 8.    SMG H5 Pty, Ltd., Facility Term Loan A, 5.365%-6.267%, 12/24/12                         2.33
 9.    Wm. Wrigley Jr. Co., Tranche B Term Loan, 6.5%, 9/30/14                                 2.30
10.    Talecris Biotherapeutics Holdings Corp., First Lien Term Loan, 3.86%-5.5%, 12/6/13      2.21

*** This list excludes temporary cash and derivative investments. The Trust is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

8    Pioneer Floating Rate Trust  | Semiannual Report | 5/31/09

Prices and Distributions | 5/31/09

Market Value per Common Share
--------------------------------------------------------------------------------

                          5/31/09        11/30/08
                         $   8.49        $   6.90
---------------------------------------------------
Premium (Discount)         (10.16)%        (19.95)%
---------------------------------------------------

Net Asset Value per Common Share
--------------------------------------------------------------------------------

                          5/31/09        11/30/08
                           $ 9.45          $ 8.62
--------------------------------------------------

Distributions per Common Share: 12/1/08-5/31/09
--------------------------------------------------------------------------------

        Net
     Investment           Short-Term          Long-Term
       Income            Capital Gains      Capital Gains
      $0.6500                $ --                $ --
---------------------------------------------------------

Yields
--------------------------------------------------------------------------------

                                              5/31/09        11/30/08
Distribution Yield at Market Price             13.43%          24.69%
---------------------------------------------------------------------
Distribution Yield at Net Asset Value          12.06%          19.76%
---------------------------------------------------------------------
30-day SEC Yield                                6.90%          25.60%
---------------------------------------------------------------------

Past performance data quoted represents past performance, which is no guarantee of future results.

                Pioneer Floating Rate Trust  | Semiannual Report | 5/31/09     9

Performance Update | 5/31/09

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in market value, including reinvestment of dividends and distributions, of a $10,000 investment made in common shares of Pioneer Floating Rate Trust, compared to that of the Credit Suisse ("CS") Leveraged Loan Index, an index of senior secured U.S. dollar denominated loans.

Cumulative Total Returns
(As of May 31, 2009)
------------------------------------------------------
                            Net Asset          Market
                            Value              Value
------------------------------------------------------
Life-of-Trust
(12/23/04)                  -19.97%            -31.48%
------------------------------------------------------
1 Year                      -30.20             -32.53
------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                   Pioneer             CS
                Floating Rate      Leveraged
                    Trust          Loan Index

5/05               $10,042           $10,008
5/06                11,222            10,039
5/07                12,631            10,063
5/08                11,442            10,074
5/09                $6,852           $10,570

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

Performance data shown represents past performance. Past performance is no guarantee of future results. Investment return and market price will fluctuate, and your shares may trade below Net Asset Value "NAV", due to such factors as interest rate changes, and the perceived credit quality of borrowers.

Total investment return does not reflect broker sales charges or commissions. All performance is for common shares of the Trust.

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and, once issued, shares of closed-end funds are sold in the open market through a stock exchange and frequently trade at prices lower than their NAV. NAV per common share is total assets less total liabilities, which includes preferred shares, divided by the number of common shares outstanding.

When NAV is lower than market price, dividends are assumed to be reinvested at the greater of NAV or 95% of the market price. When NAV is higher than market price, dividends are assumed to be reinvested at prices obtained under the Trust's dividend reinvestment plan.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Trust distributions.

Index comparison begins on 12/31/04. The CS Leveraged Loan Index is a representative index of tradeable, senior, secured U.S. dollar-denominated loans. The index began in January 1992. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Trust returns, do not reflect any fees, expenses or sales charges. The index is not leveraged. You cannot invest directly in an index.

10    Pioneer Floating Rate Trust  | Semiannual Report | 5/31/09

Schedule of Investments | 5/31/09 (unaudited)

Principal                S&P/Moody's
Amount                   Ratings
USD ($)                  (unaudited)                                               Value
                                   COLLATERALIZED LOAN
                                   OBLIGATIONS -- 0.2% of Net Assets
                                   BANKS -- 0.2%
                                   Diversified Banks -- 0.1%
 1,000,000(a)(b)           BBB/B1  Primus, Ltd., 2007-2A D, 3.531%,
                                   7/15/21 (144A)                                  $     40,000
 1,000,000(a)(b)            BB/B3  Rampart, Ltd., 2006-1A, 4.657%,
                                   4/18/21 (144A)                                        60,000
 1,000,000(a)(b)            BB/B3  Stanfield McLaren, Ltd., 2007-1A B2L, 5.16%,
                                   2/27/21 (144A)                                        60,166
                                                                                   ------------
                                                                                   $    160,166
-----------------------------------------------------------------------------------------------
                                   Thrifts & Mortgage Finance -- 0.1%
 1,013,186(a)(b)         BBB/Caa1  Gulf Stream Sextant, Ltd., 2007-1A D, 3.716%,
                                   6/17/21 (144A)                                  $     44,033
 1,000,000(a)(b)          BB/Caa2  Landmark CDO, Ltd., 2007-9A E, 4.631%,
                                   4/15/21 (144A)                                        85,000
 2,000,000(a)(b)          BBB/Ba3  Stone Tower, Ltd., 2007-6A C, 2.463%,
                                   4/17/21 (144A)                                        80,000
                                                                                   ------------
                                                                                   $    209,033
                                                                                   ------------
                                   Total Banks                                     $    369,199
-----------------------------------------------------------------------------------------------
                                   DIVERSIFIED FINANCIALS -- 0.0%
                                   Other Diversified Financial Services -- 0.0%
 1,000,000(a)(b)          BBB/Ba3  ACA, Ltd., 2007-1A D, 3.481%, 6/15/22 (144A)    $     65,000
-----------------------------------------------------------------------------------------------
                                   Investment Banking & Brokerage -- 0.0%
 1,025,190(a)(b)          BBB-/B3  Goldman Sachs Asset Management, Plc,
                                   2007-1A D, 3.778%, 8/1/22 (144A)                $     46,134
                                                                                   ------------
                                   Total Diversified Financials                    $    111,134
-----------------------------------------------------------------------------------------------
                                   TOTAL COLLATERALIZED LOAN OBLIGATIONS
                                   (Cost $6,211,974)                               $    480,333
-----------------------------------------------------------------------------------------------
                                   SENIOR SECURED FLOATING RATE LOAN
                                   INTERESTS -- 160.8% of Net Assets*
                                   ENERGY -- 7.9%
                                   Oil & Gas Drilling -- 1.6%
 2,200,000                NR/Caa3  Big West Oil LLC, Delayed Advance Term Loan,
                                   6.5%, 5/15/14                                   $  1,745,333
 1,750,000                  NR/NR  Big West Oil LLC, Initial Advance Term Loan,
                                   6.5%, 5/15/14                                      1,388,333
 1,250,000(c)               NR/NR  TARH E&P Holdings, L.P., First Lien Term Loan,
                                   6.75%, 6/29/12                                       656,250
                                                                                   ------------
                                                                                   $  3,789,916
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

               Pioneer Floating Rate Trust  | Semiannual Report | 5/31/09     11

Principal                               S&P/Moody's
Amount                                  Ratings
USD ($)                                 (unaudited)                                         Value
                                        Oil & Gas Equipment & Services -- 3.5%
    701,606                    BB-/B2   Coffeyville Resources LLC, Funded LC Loan,
                                        3.15%, 12/28/10                                     $    629,107
  2,254,072                    BB-/B2   Coffeyville Resources LLC, Tranche D Term Loan,
                                        8.75%, 12/30/13                                        2,021,152
    714,286                      B/NR   Fenwal, Inc., First Lien Delayed Draw Term Loan,
                                        2.924%, 2/28/14                                          550,595
  4,200,000                      B/NR   Fenwal, Inc., Initial First Lien Term Loan,
                                        2.569% - 2.924%, 2/28/14                               3,237,499
  4,062,469                     NR/NR   Value Creation, Inc., Term Loan, 12.5%, 2/15/10        1,584,363
                                                                                            ------------
                                                                                            $  8,022,716
--------------------------------------------------------------------------------------------------------
                                        Oil & Gas Exploration & Production -- 2.2%
  4,995,000(a)(c)               NR/NR   Crusader Energy Group, Inc., Second Lien Term
                                        Loan, 11.25%, 7/18/13                               $  3,621,375
  1,977,942                    B/Caa1   Venoco, Inc., Second Lien Term Loan,
                                        4.375%, 5/7/14                                         1,389,504
                                                                                            ------------
                                                                                            $  5,010,879
--------------------------------------------------------------------------------------------------------
                                        Oil & Gas Storage & Transportation -- 0.6%
  1,700,000                      B/B1   Atlas Pipeline Partners, L.P., Term Loan,
                                        4.75% - 5.0%, 7/27/14                               $  1,496,000
                                                                                            ------------
                                        Total Energy                                        $ 18,319,511
--------------------------------------------------------------------------------------------------------
                                        MATERIALS -- 10.2%
                                        Diversified Chemicals -- 5.6%
    695,114                   BB+/Ba1   Ashland, Inc., Term B Borrowing,
                                        6.65% -- 7.65%, 5/13/14                             $    695,548
  1,000,000(a)(c)(d)            NR/NR   Panda Hereford Ethanol, L.P., Tranche A Term
                                        Loan, 11.0%, 7/28/13                                     225,000
 14,824,875                      B/B1   Solutia, Inc., Term Loan, 7.25%, 2/28/14              12,058,449
                                                                                            ------------
                                                                                            $ 12,978,997
--------------------------------------------------------------------------------------------------------
                                        Specialty Chemicals -- 0.3%
    750,000                     NR/NR   Nalco Co., Term Loan, 6.5%, 5/13/16                 $    753,281
--------------------------------------------------------------------------------------------------------
                                        Paper Packaging -- 1.7%
    459,727                     B+/B1   Graham Packaging Co., L.P., New Term Loan,
                                        2.688%, 10/7/11                                     $    435,755
    895,575                     NR/NR   Graham Packaging Co., L.P., Term Loan C,
                                        6.75%, 4/5/14                                            875,424
  2,000,000                   BB-/Ba3   Graphic Packaging International, Inc., Incremental
                                        Term Loan, 3.099% - 3.958%, 5/16/14                    1,866,876
    778,522                      B/B2   Solo Cup Co., Term Loan B-1,
                                        4.16% - 4.692%, 2/27/11                                  749,883
                                                                                            ------------
                                                                                            $  3,927,938
--------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

12    Pioneer Floating Rate Trust  | Semiannual Report | 5/31/09

Principal                S&P/Moody's
Amount                   Ratings
USD ($)                  (unaudited)                                                     Value
                                    Diversified Metals & Mining -- 1.7%
 4,130,494                  NR/NR   Murray Energy Corp., First Lien Tranche B Term
                                    Loan, 6.938%, 1/28/10                                $  3,923,970
-----------------------------------------------------------------------------------------------------
                                    Steel -- 0.4%
 1,406,486                 BB-/B3   Essar Steel Algoma, Inc., Term Loan,
                                    2.82%, 6/20/13                                       $    872,021
-----------------------------------------------------------------------------------------------------
                                    Paper Products -- 0.5%
   756,135(a)(c)          CC/Caa2   Newark Group, Inc., Credit-Link LC Loan,
                                    6.82%, 3/9/13                                        $    400,752
   165,237(a)(c)          CC/Caa2   Newark Group, Inc., Term Loan, 10.75%, 3/9/13              87,576
   650,000                BB-/Ba3   NewPage Corp., Term Loan, 4.063% -
                                    5.0%, 12/22/14                                            528,589
                                                                                         ------------
                                                                                         $  1,016,917
                                                                                         ------------
                                    Total Materials                                      $ 23,473,124
-----------------------------------------------------------------------------------------------------
                                    CAPITAL GOODS -- 6.1%
                                    Aerospace & Defense -- 1.6%
   492,321                  B+/B3   Aeroflex, Inc., Tranche B-2 Term Loan,
                                    4.125% - 4.625%, 8/15/14                             $    356,933
 2,029,413               BBB-/Ba1   BE Aerospace, Inc., Tranche B Term Loan,
                                    5.5%, 7/28/14                                           1,972,336
   945,685                  BB/B1   Hunter Defense Technologies, Inc., Term Loan,
                                    4.47% - 5.5%, 8/22/14                                     796,740
   904,793                CCC+/NR   IAP Worldwide Services, Inc., First Lien Term Loan,
                                    7.25%, 12/30/12                                           581,329
                                                                                         ------------
                                                                                         $  3,707,338
-----------------------------------------------------------------------------------------------------
                                    Building Products -- 1.3%
 5,565,545(d)              D/Caa3   Atrium Companies, Inc., Closing Date Term Loan,
                                    11.75%, 5/31/12                                      $  1,521,247
 1,691,178                  NR/NR   Custom Building Products, Inc., First Lien Term
                                    Loan, 8.0%, 10/29/11                                    1,441,729
                                                                                         ------------
                                                                                         $  2,962,976
-----------------------------------------------------------------------------------------------------
                                    Construction & Engineering -- 1.8%
 2,985,699                   B/B2   Bosque Power Co. LLC, Term Loan,
                                    7.025%, 1/16/15                                      $  2,179,560
 1,991,317                BB+/Ba1   URS Corp., Tranche B Term Loan,
                                    2.569% - 3.427%, 5/15/13                                1,945,517
                                                                                         ------------
                                                                                         $  4,125,077
-----------------------------------------------------------------------------------------------------
                                    Capital Goods -- 0.3%
   997,436                BB-/Ba2   Kansas City Southern Railway Co., Advance Term
                                    Loan B, 2.18% -- 2.99%, 4/28/13                      $    872,756
-----------------------------------------------------------------------------------------------------
                                    Construction & Farm Machinery & Heavy Trucks -- 1.1%
 2,992,500                  BB/B1   Manitowoc Co., Inc., Term Loan B, 6.5%, 8/25/14      $  2,466,320
                                                                                         ------------
                                    Total Capital Goods                                  $ 14,134,467
-----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

               Pioneer Floating Rate Trust  | Semiannual Report | 5/31/09     13

Principal                 S&P/Moody's
Amount                    Ratings
USD ($)                   (unaudited)                                                  Value
                                    COMMERCIAL & PROFESSIONAL SERVICES -- 4.8%
                                    Commercial Printing -- 0.7%
       51,352              NR/Ba3   Cenveo Corp., Delayed Draw Term Loan,
                                    5.727%, 6/21/13                                    $     46,923
    1,798,648             BB-/Ba3   Cenveo Corp., Term C Facility, 5.727%, 6/21/13        1,643,514
                                                                                       ------------
                                                                                       $  1,690,437
---------------------------------------------------------------------------------------------------
                                    Diversified Commercial & Professional Services -- 4.1%
      645,610             BB-/Ba3   Allied Security Holdings LLC, Term Loan,
                                    4.5%, 2/20/15                                      $    633,505
      977,500               NR/NR   Aramark Canada, Ltd., Canadian Term Loan,
                                    3.095%, 1/26/14                                         850,425
    7,994,428(a)            NR/NR   Cydcor, Inc., First Lien Tranche B Term Loan,
                                    9.0%, 2/5/13                                          6,395,543
 EURO 968,816               NR/NR   Mediannuaire Holding, Term Loan B-2,
                                    3.913%, 10/10/14                                        754,220
 EURO 968,816               NR/NR   Mediannuaire Holding, Term Loan C,
                                    4.413%, 10/9/15                                         754,220
                                                                                       ------------
                                                                                       $  9,387,913
                                                                                       ------------
                                    Total Commercial & Professional Services           $ 11,078,350
---------------------------------------------------------------------------------------------------
                                    TRANSPORTATION -- 3.6%
                                    Airlines -- 2.5%
      980,000              NR/Ba2   Delta Airlines, Inc., Credit-Linked Deposit Loan,
                                    0.218%, 4/30/12                                    $    838,309
      476,364                B/B2   Delta Airlines, Inc., Second Lien Term Loan,
                                    3.664%, 4/30/14                                         308,445
    2,905,638              BB-/B1   Northwest Airlines, Inc., Term Loan,
                                    2.36%, 12/31/10                                       2,719,678
    3,650,000               B+/B3   US Airways Group, Inc., Term Loan,
                                    2.809%, 3/21/14                                       2,008,515
                                                                                       ------------
                                                                                       $  5,874,947
---------------------------------------------------------------------------------------------------
                                    Trucking -- 0.4%
      563,290               NR/NR   SIRVA Worldwide, Inc., Revolving Credit Loan,
                                    9.5%, 5/12/12                                      $    253,480
    2,270,344               NR/NR   SIRVA Worldwide, Inc., Second Lien Term Loan,
                                    12.0%, 5/12/15                                          227,034
    1,023,776               NR/NR   SIRVA Worldwide, Inc., Term Loan, 9.5%, 5/12/12         511,888
                                                                                       ------------
                                                                                       $    992,402
---------------------------------------------------------------------------------------------------
                                    Airport Services -- 0.7%
    2,020,213               NR/NR   AWAS Capital, Inc., First Lien Term Loan,
                                    3.0%, 3/24/13                                      $  1,565,665
                                                                                       ------------
                                    Total Transportation                               $  8,433,014
---------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

14    Pioneer Floating Rate Trust  | Semiannual Report | 5/31/09

Principal               S&P/Moody's
Amount                  Ratings
USD ($)                 (unaudited)                                                  Value
                                    AUTOMOBILES & COMPONENTS -- 4.8%
                                    Auto Parts & Equipment -- 1.8%
 1,000,000                   B/B2   Allison Transmission, Inc., Term Loan,
                                    3.12% - 3.15%, 8/7/14                            $    777,813
 9,075,710                  NR/NR   Delphi Corp., Initial Tranche C Term Loan,
                                    8.5%, 6/30/09                                       3,032,803
   924,290                  NR/NR   Delphi Corp., Subsequent Tranche C Term Loan,
                                    8.5%, 6/30/09                                         308,867
                                                                                     ------------
                                                                                     $  4,119,483
-------------------------------------------------------------------------------------------------
                                    Automobile Manufacturers -- 3.0%
 9,798,797              CCC+/Caa1   Ford Motor Co., Term Loan, 3.35% -
                                    4.14%, 12/15/13                                  $  7,006,140
                                                                                     ------------
                                    Total Automobiles & Components                   $ 11,125,623
-------------------------------------------------------------------------------------------------
                                    CONSUMER DURABLES & APPAREL -- 1.8%
                                    Homebuilding -- 0.8%
 1,869,741(a)(c)             D/NR   Rhodes Companies LLC, First Lien Term Loan,
                                    9.75%, 11/21/10                                  $    631,038
 1,000,000(a)               NR/NR   WAICCS Las Vegas 3 LLC, First Lien Term Loan,
                                    3.819%, 7/30/09                                       450,000
 4,500,000(a)               NR/NR   WAICCS Las Vegas 3 LLC, Second Lien Term Loan,
                                    9.319%, 7/30/09                                       675,000
                                                                                     ------------
                                                                                     $  1,756,038
-------------------------------------------------------------------------------------------------
                                    Housewares & Specialties -- 0.5%
   826,128                BB-/Ba2   Jarden Corp., Term Loan B-3, 3.72%, 1/24/12      $    795,738
   450,134                BB-/Ba3   Yankee Candle Co., Inc., Term Loan,
                                    2.51%, 2/6/14                                         386,740
                                                                                     ------------
                                                                                     $  1,182,478
-------------------------------------------------------------------------------------------------
                                    Apparel, Accessories & Luxury Goods -- 0.4%
 1,000,000                BB+/Ba2   Hanesbrands, Inc., Term Loan B, 5.085% -
                                    5.842%, 9/5/13                                   $    983,393
-------------------------------------------------------------------------------------------------
                                    Textiles -- 0.1%
 1,611,960(c)(d)            NR/NR   Gainey Corp., Term Loan, 12.5%, 4/20/12          $    189,405
                                                                                     ------------
                                    Total Consumer Durables & Apparel                $  4,111,314
-------------------------------------------------------------------------------------------------
                                    CONSUMER SERVICES -- 5.2%
                                    Casinos & Gaming -- 3.2%
 2,380,607                  NR/NR   Alpha Topco, Ltd., Facility Term Loan B-1,
                                    2.694%, 12/31/13                                 $  1,696,182
 1,608,032                  NR/NR   Alpha Topco, Ltd., Facility Term Loan B-2,
                                    2.694%, 12/31/13                                    1,145,723
 5,000,000(a)               NR/NR   Fontainebleau Florida Hotel LLC, Tranche C Term
                                    Loan, 7.326%, 6/6/12                                3,250,000
   666,667               CCC/Caa2   Fontainebleau Las Vegas LLC, Delayed Draw Term
                                    Loan, 4.316%, 6/6/14                                   95,833

The accompanying notes are an integral part of these financial statements.

               Pioneer Floating Rate Trust  | Semiannual Report | 5/31/09     15

Principal                    S&P/Moody's
Amount                       Ratings
USD ($)                      (unaudited)                                                    Value
                                        Casinos & Gaming -- (continued)
  1,333,333                  CCC/Caa2   Fontainebleau Las Vegas LLC, Initial Term Loan,
                                        5.277%, 6/6/14                                      $    186,667
  2,369,368(c)(d)               NR/NR   Ginn LA Conduit Lender, Inc., First Lien Tranche A
                                        Credit-Linked Deposit Loan, 8.5%, 6/8/11                 240,886
  5,077,235(c)(d)               NR/NR   Ginn LA Conduit Lender, Inc., First Lien Tranche B
                                        Term Loan, 9.5%, 6/8/11                                  516,187
  3,500,000(a)(c)(d)            NR/NR   MetroFlag BP LLC, Second Lien Term Loan,
                                        12.0%, 7/6/09                                            262,500
                                                                                            ------------
                                                                                            $  7,393,978
--------------------------------------------------------------------------------------------------------
                                        Hotels, Resorts & Cruise Lines -- 0.6%
  4,568,331                     NR/NR   Yellowstone Mountain Club LLC, First Lien Term
                                        Loan, 15.0%, 9/30/10                                $  1,233,449
--------------------------------------------------------------------------------------------------------
                                        Leisure Facilities -- 1.4%
    587,649(a)(c)(d)            NR/NR   Lake at Las Vegas Joint Venture LLC, Revolving
                                        Credit-Linked Deposit Account Loan, 14.35%,
                                        6/20/12                                             $     37,668
  1,765,105                     NR/NR   Lake at Las Vegas Joint Venture LLC, Term Loan,
                                        7.828%, 7/16/09                                        1,765,105
  5,506,710(a)(c)(d)            NR/NR   Lake at Las Vegas Joint Venture LLC, Term Loan,
                                        14.35% - 15.0%, 6/20/12                                  352,980
  1,387,923                  CCC/Caa1   Wallace Theater Corp., First Lien Term Loan,
                                        5.5%, 7/31/09                                          1,138,097
                                                                                            ------------
                                                                                            $  3,293,850
                                                                                            ------------
                                        Total Consumer Services                             $ 11,921,277
--------------------------------------------------------------------------------------------------------
                                        MEDIA -- 15.3%
                                        Advertising -- 2.0%
  7,794,310                     NR/NR   Metro-Goldwyn-Mayer, Inc., Tranche B Term Loan,
                                        3.569%, 4/9/12                                      $  4,520,700
--------------------------------------------------------------------------------------------------------
                                        Broadcasting -- 4.4%
    750,000                     NR/NR   Discovery Communications Holding LLC, Term C
                                        Loan, 5.25%, 5/14/14                                $    740,860
  1,115,966                     B-/B2   Univision Communications, Inc., Initial Term Loan,
                                        2.569%, 9/29/14                                        7,656,122
  3,769,895(a)(c)(d)             D/NR   Young Broadcasting, Inc., Term Loan,
                                        4.75%, 11/3/12                                         1,691,065
                                                                                            ------------
                                                                                            $ 10,088,047
--------------------------------------------------------------------------------------------------------
                                        Cable & Satellite -- 7.0%
 11,273,684                    BB-/B1   Cequel Communications LLC, Term Loan,
                                        2.349% -  2.401%, 11/5/13                           $ 10,230,868
  6,776,435                      B/B2   Knology, Inc., Term Loan, 2.57% -
                                        2.668%, 6/30/12                                        6,064,909
                                                                                            ------------
                                                                                            $ 16,295,777
--------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16    Pioneer Floating Rate Trust  | Semiannual Report | 5/31/09

Principal                    S&P/Moody's
Amount                       Ratings
USD ($)                      (unaudited)                                                   Value
                                        Movies & Entertainment -- 1.7%
  4,900,000                     B-/B2   WideOpenWest Finance LLC, First Lien Term Loan,
                                        2.819% - 4.75%, 6/30/14                            $  3,926,125
-------------------------------------------------------------------------------------------------------
                                        Publishing -- 0.2%
  3,500,000                  CCC/Caa3   Penton Media Holdings, Inc., Second Lien Term
                                        Loan, 6.039%, 2/1/14                               $    441,875
                                                                                           ------------
                                        Total Media                                        $ 35,272,524
-------------------------------------------------------------------------------------------------------
                                        RETAILING -- 8.8%
                                        Distributors -- 1.2%
 15,580,590(a)(c)(d)            NR/NR   Home Interiors & Gifts, Inc., Proof of Claims,
                                        6.86% - 8.02%, 3/31/11                             $  2,726,603
-------------------------------------------------------------------------------------------------------
                                        General Merchandise Stores -- 3.3%
  3,328,042                   BB-/Ba3   Dollar General Corp., Tranche B-1 Term Loan,
                                        3.069% - 3.789%, 7/7/14 (144A)                     $  3,135,492
  5,000,000                     B-/B2   Dollar General Corp., Tranche B-2 Term Loan,
                                        3.069%, 7/7/14 (144A)                                 4,602,680
                                                                                           ------------
                                                                                           $  7,738,172
-------------------------------------------------------------------------------------------------------
                                        Specialty Stores -- 4.3%
  7,612,111                   CCC+/B1   Blockbuster, Inc., Tranche B Term Loan,
                                        4.92% - 5.62%, 8/20/11 (144A)                      $  5,537,811
    996,594                     BB/B2   Sally Holdings LLC, Term Loan B, 2.57% -
                                        2.93%, 11/16/13                                         930,214
  4,180,100                    BB-/B2   Toys R Us -- Delaware, Inc., Tranche B Term Loan,
                                        4.566%, 7/19/12                                       3,406,781
                                                                                           ------------
                                                                                           $  9,874,806
                                                                                           ------------
                                        Total Retailing                                    $ 20,339,581
-------------------------------------------------------------------------------------------------------
                                        FOOD & STAPLES RETAILING -- 1.8%
                                        Food Retail -- 1.8%
  4,912,500                      B/B2   Pinnacle Foods Finance LLC, Term Loan,
                                        3.161%, 4/2/14                                     $  4,194,047
                                                                                           ------------
                                        Total Food & Staples Retailing                     $  4,194,047
-------------------------------------------------------------------------------------------------------
                                        FOOD, BEVERAGE & TOBACCO -- 5.9%
                                        Packaged Foods & Meats -- 5.9%
  1,000,000                     BB/B1   Dean Foods Co., Tranche B Term Loan,
                                        1.695% - 2.595%, 4/2/14                            $    920,625
    260,245                    B+/Ba3   Dole Food Co., Inc., Credit-Linked Deposit,
                                        1.139%, 4/12/13                                         259,431
    311,517                    B+/Ba3   Dole Food Co., Inc., Tranche B Term Loan,
                                        7.25% - 8.0%, 4/12/13                                   310,543
  1,078,239                    B+/Ba3   Solvest, Ltd., Tranche C Term Loan, 7.25% -
                                        8.0%, 4/12/13                                         1,074,869

The accompanying notes are an integral part of these financial statements.

               Pioneer Floating Rate Trust  | Semiannual Report | 5/31/09     17

Principal              S&P/Moody's
Amount                 Ratings
USD ($)                (unaudited)                                                    Value
                                 Packaged Foods & Meats -- (continued)
 1,959,998               NR/NR   Sturm Foods, Inc., Initial First Lien Term Loan,
                                 3.438% - 3.625%, 1/31/14                             $  1,665,998
 9,381,250               NR/NR   Wm. Wrigley Jr. Co., Tranche B Term Loan,
                                 6.5%, 9/30/14                                           9,413,475
                                                                                      ------------
                                 Total Food, Beverage & Tobacco                       $ 13,644,941
--------------------------------------------------------------------------------------------------
                                 HOUSEHOLD & PERSONAL PRODUCTS -- 2.1%
                                 Household Products -- 1.5%
 3,967,778               NR/NR   Spectrum Brands, Inc., Dollar Term Loan B,
                                 8.25%, 3/30/13                                       $  3,301,191
   201,369               NR/NR   Spectrum Brands, Inc., LC Loan, 0.347% -
                                 6.25%, 3/30/13                                            167,539
                                                                                      ------------
                                                                                      $  3,468,730
--------------------------------------------------------------------------------------------------
                                 Personal Products -- 0.6%
   984,962(a)            NR/NR   Appleseed's Intermediate Holdings, Inc., First Lien
                                 Term Loan, 2.816% - 4.32%, 4/30/13                   $    428,459
 1,000,000               NR/NR   Brickman Group Holdings, Inc., Tranche B Term
                                 Loan, 2.319%, 1/23/14                                     872,500
                                                                                      ------------
                                                                                      $  1,300,959
                                                                                      ------------
                                 Total Household & Personal Products                  $  4,769,689
--------------------------------------------------------------------------------------------------
                                 HEALTH CARE EQUIPMENT & SERVICES -- 14.9%
                                 Health Care Equipment & Services -- 3.9%
 9,775,000               B+/B2   Talecris Biotherapeutics Holdings Corp., First Lien
                                 Term Loan, 3.86% - 5.5%, 12/6/13                     $  9,041,875
--------------------------------------------------------------------------------------------------
                                 Health Care Supplies -- 1.2%
   302,419              BB-/B1   Bausch & Lomb, Inc., Delayed Draw Term Loan,
                                 3.678%, - 4.47% 4/24/15                              $    264,712
 1,592,742              BB-/B1   Bausch & Lomb, Inc., Parent Term Loan,
                                 4.47%, 4/24/15                                          1,394,148
 1,200,000              BB-/B1   Biomet, Inc., Dollar Term Loan, 3.313% -
                                 4.222%, 3/25/15                                         1,132,200
                                                                                      ------------
                                                                                      $  2,791,060
--------------------------------------------------------------------------------------------------
                                 Health Care Services -- 1.6%
 1,299,789             NR/Baa3   Fresenius SE, Tranche B-1 Term Loan,
                                 6.75%, 9/10/14                                       $  1,303,688
 2,946,565             CCC+/B2   LifeCare Holdings, Inc., Term Loan, 5.29%,
                                 8/10/12                                                 1,776,779
 1,000,000               NR/NR   Medical Staffing Network, Inc., Second Lien Term
                                 Loan, 13.5%, 7/2/14                                       675,000
                                                                                      ------------
                                                                                      $  3,755,467
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18    Pioneer Floating Rate Trust  | Semiannual Report | 5/31/09

Principal                S&P/Moody's
Amount                   Ratings
USD ($)                  (unaudited)                                                Value
                                   Health Care Facilities -- 6.7%
  5,163,713              CCC+/B2   CCS Medical, Inc., First Lien Term Loan,
                                   4.97%, 9/30/12                                   $  2,465,673
 12,934,011               BB/Ba3   HCA, Inc., Tranche B-1 Term Loan,
                                   3.47%, 11/18/13                                    11,551,689
  1,626,651                B+/B1   Triumph Healthcare Second Holdings LLC, First
                                   Lien Term Loan, 3.316% - 4.039%, 7/28/13            1,325,721
                                                                                    ------------
                                                                                    $ 15,343,083
------------------------------------------------------------------------------------------------
                                   Managed Health Care -- 1.5%
  1,527,214                NR/B3   Aveta, Inc., MMM Original Term Loan,
                                   5.82%, 8/22/11                                   $  1,298,132
    226,875                NR/NR   Aveta, Inc., NAMM New Term Loan,
                                   5.82%, 8/22/11                                        192,844
    408,818                NR/NR   Aveta, Inc., NAMM Original Term Loan,
                                   5.82%, 8/22/11                                        347,495
  1,251,587                NR/B3   Aveta, Inc., PHMC Acquisition Term Loan,
                                   5.82%, 8/22/11                                      1,063,849
  2,000,000                NR/NR   Graceway Pharmaceuticals LLC, Mezzanine Loan,
                                   8.569%, 11/1/13                                       500,000
                                                                                    ------------
                                                                                    $  3,402,320
                                                                                    ------------
                                   Total Health Care Equipment & Services           $ 34,333,805
------------------------------------------------------------------------------------------------
                                   PHARMACEUTICALS & BIOTECHNOLOGY & LIFE
                                   SCIENCES -- 8.7%
                                   Pharmaceuticals -- 8.7%
    700,211                NR/NR   Fresenius SE, Tranche B-2 Term Loan,
                                   6.75%, 9/10/14                                   $    702,312
  3,920,000                NR/NR   Key Safety Systems, Inc., First Lien Term Loan,
                                   2.566% - 3.482%, 3/8/14                             1,303,400
 18,978,349               BB/Ba3   Mylan, Inc., U.S. Tranche B Term Loan,
                                   3.625% - 4.5%, 10/2/14                             18,103,238
                                                                                    ------------
                                   Total Pharmaceuticals & Biotechnology &
                                   Life Sciences                                    $ 20,108,950
------------------------------------------------------------------------------------------------
                                   DIVERSIFIED FINANCIALS -- 2.7%
                                   Diversified Financial Services -- 0.2%
  2,029,859(c)(d)(e)       NR/NR   GBGH LLC, First Lien Advance Term Loan,
                                   9.5%, 8/7/13                                     $    412,061
------------------------------------------------------------------------------------------------
                                   Specialized Finance -- 2.5%
  4,974,811                 D/B1   Charter Communications Operating LLC, New Term
                                   Loan, 6.25%, 3/5/14                              $  4,235,843
  2,000,000               B+/Ba3   Collect Acquisition Corp., Term B Advance,
                                   7.5%, 5/15/13                                       1,660,000
                                                                                    ------------
                                                                                    $  5,895,843
                                                                                    ------------
                                   Total Diversified Financials                     $  6,307,904
------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

               Pioneer Floating Rate Trust  | Semiannual Report | 5/31/09     19

Principal      S&P/Moody's
Amount        Ratings
USD ($)       (unaudited)                                                          Value
                               INSURANCE -- 1.4%
                               Insurance Brokers -- 1.4%
   837,133             B+/B2   HUB International, Ltd., Delayed Draw Term Loan,
                               3.72%, 6/13/14                                      $    704,239
 3,010,110             B+/B2   HUB International, Ltd., Initial Term Loan,
                               3.72%, 6/13/14                                         2,532,255
                                                                                   ------------
                                                                                   $  3,236,494
-----------------------------------------------------------------------------------------------
                               Insurance Brokers -- 0.0%
   150,000             B-/B2   AMWINS Group, Inc., Initial Term Loan,
                               3.16% - 3.79%, 6/8/13                               $     91,500
                                                                                   ------------
                               Total Insurance                                     $  3,327,994
-----------------------------------------------------------------------------------------------
                               REAL ESTATE -- 0.9%
                               Diversified Real Estate Investment Trust -- 0.7%
 5,000,000           CCC-/Ca   Spirit Finance Corp., Term Loan, 4.028%, 8/1/13     $  1,525,000
-----------------------------------------------------------------------------------------------
                               Specialized Real Estate Investment Trust -- 0.2%
 1,000,000         CCC+/Caa1   Hargray Acquisition Co., Second Lien Term Loan,
                               6.507%, 1/29/15                                     $    460,000
                                                                                   ------------
                               Total Real Estate                                   $  1,985,000
-----------------------------------------------------------------------------------------------
                               SOFTWARE & SERVICES -- 14.3%
                               Internet Software & Services -- 0.8%
 2,032,393             NR/NR   Web Service Co., LLC, Term Loan, 7.0% -
                               8.0%, 8/28/14                                       $  1,839,316
-----------------------------------------------------------------------------------------------
                               IT Consulting & Other Services -- 6.2%
 4,569,767             B+/B2   Keane International, Inc., Closing Date Term Loan,
                               2.57%, 6/4/13                                       $  2,939,882
   348,837             B+/B2   Keane International, Inc., Synthetic LC Loan,
                               2.57%, 6/4/13                                            224,418
 4,975,000             BB/NR   SunGard Data Systems, Inc., Incremental Term
                               Loan, 6.75%, 2/28/14                                   4,921,698
 6,734,850            BB/Ba3   SunGard Data Systems, Inc., New U.S. Term Loan,
                               2.132%, 2/28/14                                        6,153,970
                                                                                   ------------
                                                                                   $ 14,239,968
-----------------------------------------------------------------------------------------------
                               Data Processing & Outsourced Services -- 1.4%
 2,469,482             B+/B1   DTN, Inc., Tranche C Term Loan,
                               5.335% - 6.284%, 3/10/13                            $  2,152,566
 1,194,962          BBB/Baa3   Lender Processing Services, Inc., Term Loan B,
                               2.5%, 7/1/14                                           1,165,088
                                                                                   ------------
                                                                                   $  3,317,654
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20    Pioneer Floating Rate Trust  | Semiannual Report | 5/31/09

Principal            S&P/Moody's
Amount               Ratings
USD ($)              (unaudited)                                                          Value
                                 Application Software -- 2.1%
 1,614,744              B+/Ba3   Nuance Communications, Inc., Term Loan,
                                 2.32%, 3/29/13                                           $  1,465,380
 3,306,739               B+/B1   Serena Software, Inc., Term Loan,
                                 2.915%, 3/10/13                                             2,827,262
   932,172               B+/NR   Verint Systems, Inc., Term Loan, 3.59%, 5/25/14               716,607
                                                                                          ------------
                                                                                          $  5,009,249
------------------------------------------------------------------------------------------------------
                                 Systems Software -- 3.8%
 2,451,866               NR/NR   Applied Systems, Inc., Term Loan,
                                 2.935% - 3.72%, 9/26/13                                  $  2,206,680
 1,466,667(a)            NR/NR   Infor Enterprise Solutions Holdings, Inc., Second
                                 Lien Delayed Draw Term Loan, 7.709%, 3/2/14                   517,000
 3,980,000           BBB-/Baa3   Life Technologies Corp., Facility Term Loan B,
                                 5.25%, 11/20/15                                             3,981,990
 1,088,445             BB-/Ba1   Macrovision Solutions Corp., Term Loan,
                                 6.0%, 5/2/13                                                1,085,723
 1,000,000              BB/Ba3   Vangent, Inc., Term Loan, 2.92%, 2/14/13                      920,000
                                                                                          ------------
                                                                                          $  8,711,393
                                                                                          ------------
                                 Total Software & Services                                $ 33,117,580
------------------------------------------------------------------------------------------------------
                                 TECHNOLOGY HARDWARE & EQUIPMENT -- 6.5%
                                 Communications Equipment -- 0.4%
   870,114              BB/Ba3   Commscope, Inc., Term Loan B,
                                 3.72%, 12/26/14                                          $    826,064
------------------------------------------------------------------------------------------------------
                                 Computer Hardware -- 3.5%
 2,342,526               NR/NR   Infor Enterprise Solutions Holdings, Inc., Delayed
                                 Draw Term Loan, 4.07%, 7/30/12                           $  1,774,463
 2,947,500               B+/NR   Infor Enterprise Solutions Holdings, Inc., Dollar
                                 Tranche B-1 First Lien Term Loan,
                                 3.07%, 7/28/12                                              2,159,044
 4,489,842               B+/NR   Infor Enterprise Solutions Holdings, Inc., Initial U.S.
                                 Term Loan, 4.07%, 7/30/12                                   3,401,055
 2,533,333               NR/NR   Infor Enterprise Solutions Holdings, Inc., Second
                                 Lien Initial Dollar Term Loan, 6.569%, 3/2/14                 823,333
                                                                                          ------------
                                                                                          $  8,157,895
------------------------------------------------------------------------------------------------------
                                 Electronic Equipment & Instruments -- 1.0%
 1,000,000              NR/Ba2   H3C Holdings, Ltd., Tranche B Term Loan,
                                 4.794%, 9/28/12                                          $    825,000
 1,543,513               NR/NR   Scitor Corp., Term Loan, 4.57%, 9/26/14                     1,366,009
                                                                                          ------------
                                                                                          $  2,191,009
------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

               Pioneer Floating Rate Trust  | Semiannual Report | 5/31/09     21

Principal              S&P/Moody's
Amount                 Ratings
USD ($)                (unaudited)                                                           Value
--------------------------------------------------------------------------------------------------------
                                       Electronic Components -- 0.4%
          36,563               NR/NR   Flextronics International, Ltd., A-1-B Delayed Draw
                                       Loan, 2.569%, 10/1/14                                $     29,561
       1,163,438               NR/NR   Flextronics International, Ltd., A-3 Delayed Draw
                                       Loan, 2.569%, 10/1/14                                     933,659
                                                                                            ------------
                                                                                            $    963,220
--------------------------------------------------------------------------------------------------------
                                       Electronic Manufacturing Services -- 1.2%
       1,878,397             BB+/Ba3   Baldor Electric Co., Term Loan, 3.25%, 1/31/14       $  1,787,764
         996,924               NR/NR   FCI USA, Inc., Facility Term Loan B-1,
                                       4.145%, 11/2/13                                           503,447
         996,924               NR/NR   FCI USA, Inc., Facility Term Loan B-5-B,
                                       4.145%, 11/2/14                                           503,447
                                                                                            ------------
                                                                                            $  2,794,658
                                                                                            ------------
                                       Total Technology Hardware & Equipment                $ 14,932,846
--------------------------------------------------------------------------------------------------------
                                       TELECOMMUNICATION SERVICES -- 26.3%
                                       Alternative Carriers -- 2.3%
       6,500,000               B+/B1   Level 3 Financing, Inc., Tranche A Term Loan,
                                       2.604% - 3.389%, 3/13/14                             $  5,252,136
--------------------------------------------------------------------------------------------------------
                                       Integrated Telecommunication Services -- 7.4%
  EURO   752,152               NR/NR   Amsterdamse Beheer-EN Consultingmaatschappij
                                       B.V., Casema Facility Term Loan B-1,
                                       4.031%, 9/15/14                                      $    980,550
  EURO   390,705               NR/NR   Amsterdamse Beheer-EN Consultingmaatschappij
                                       B.V., Casema Facility Term Loan B-2,
                                       4.031%, 9/15/14                                           509,347
  EURO 1,142,857               NR/NR   Amsterdamse Beheer-EN Consultingmaatschappij
                                       B.V., Casema Facility Term Loan C,
                                       4.531%, 9/14/15                                         1,489,898
  EURO   857,143               NR/NR   Amsterdamse Beheer-EN Consultingmaatschappij
                                       B.V., Kabelcom Facility Term Loan B,
                                       4.031%, 9/15/14                                         1,117,423
  EURO   857,143               NR/NR   Amsterdamse Beheer-EN Consultingmaatschappij
                                       B.V., Kabelcom Facility Term Loan C,
                                       4.531%, 9/14/15                                         1,117,423
         488,138(e)            NR/NR   Inovis International, Inc., Term Loan,
                                       9.5%, 11/15/09                                            475,935
       3,940,000               CC/B2   Integra Telecom Holdings, Inc., First Lien Term
                                       Loan, 5.736% - 7.0%, 8/31/13                            3,230,800
       1,932,784               NR/B1   Telesat Canada, U.S. Term I Loan,
                                       3.32%, 10/31/14                                         1,802,321
         166,004               NR/B1   Telesat Canada, U.S. Term II Loan,
                                       4.22%, 10/31/14                                           154,799
       1,300,000              BB-/B1   West Corp., Term Loan B-2, 2.684% -
                                       2.789%, 10/24/13                                        1,131,723

The accompanying notes are an integral part of these financial statements.

22    Pioneer Floating Rate Trust  | Semiannual Report | 5/31/09

Principal                               S&P/Moody's
Amount                                  Ratings
USD ($)                                 (unaudited)                                                         Value
-----------------------------------------------------------------------------------------------------------------------
                                                        Integrated Telecommunication Services  -- (continued)
         EURO  1,500,000                       BB/Ba2   Wind Telecomunicazione S.p.A., Facility Term Loan
                                                        B-1, 3.099%, 5/27/13                               $  1,925,452
         EURO  1,500,000                       BB/Ba2   Wind Telecomunicazione S.p.A., Facility Term Loan
                                                        C-1, 4.099%, 5/26/14                                  1,925,452
               1,186,879                     BBB/Baa3   Windstream Corp., Tranche B-1 Term Loan,
                                                        1.84% - 2.62%, 7/17/13                                1,115,242
                                                                                                           ------------
                                                                                                           $ 16,976,365
-----------------------------------------------------------------------------------------------------------------------
                                                        Wireless Telecommunication Services -- 16.6%
              19,602,156(a)(c)(d)(e)            NR/NR   Broadstripe LLC, First Lien Term Loan,
                                                        9.25%, 6/30/11                                     $ 11,310,444
               1,428,203(a)(c)(e)               NR/NR   Broadstripe LLC, Revolver Credit Loan,
                                                        8.87% - 11.42%, 6/30/11                                 824,073
               9,725,000                       B+/Ba2   Cricket Communications, Inc., Term Loan B,
                                                        5.75%, 6/16/13                                        9,821,579
               7,337,133                      BB-/Ba2   MetroPCS Wireless, Inc., Tranche B Term Loan,
                                                        2.625% - 3.313%, 11/3/13                              6,933,591
          AUD 19,476,857                        NR/NR   SMG H5 Pty, Ltd., Facility Term Loan A,
                                                        5.365% - 6.267%, 12/24/12                             9,536,021
                                                                                                           ------------
                                                                                                           $ 38,425,708
                                                                                                           ------------
                                                        Total Telecommunication Services                   $ 60,654,209
-----------------------------------------------------------------------------------------------------------------------
                                                        UTILITIES -- 6.8%
                                                        Electric Utilities -- 5.2%
               3,696,435                        NR/NR   ANP Funding I LLC, Tranche A Term Loan,
                                                        3.911% - 4.677%, 7/29/10                           $  3,640,989
               1,754,777                       BB-/B1   Coleto Creek Power, L.P., First Lien Synthetic LC
                                                        Term Loan, 1.12%, 6/28/13                             1,368,726
               3,587,298                       BB-/B1   Coleto Creek Power, L.P., First Lien Term Loan,
                                                        3.069% - 3.97%, 6/28/13                               2,798,093
               4,862,500                        NR/NR   Coleto Creek Power, L.P., Second Lien Term Loan,
                                                        4.319% - 5.22%, 6/28/13                               2,917,500
               2,000,000                       B+/Ba3   Texas Competitive Electric Holdings Co. LLC,
                                                        Initial Tranche B-2 Term Loan, 3.819% -
                                                        3.882%, 10/10/14                                      1,386,750
                                                                                                           ------------
                                                                                                           $ 12,112,058
-----------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

               Pioneer Floating Rate Trust  | Semiannual Report | 5/31/09     23

Principal                        S&P/Moody's
Amount                           Ratings
USD ($)                          (unaudited)                                                          Value
-----------------------------------------------------------------------------------------------------------------
                                                 Independent Power Producers & Energy
                                                 Traders -- 1.6%
           1,994,950                     B+/B2   Calpine Corp., First Priority Term Loan,
                                                 4.095%, 3/29/14                                     $  1,728,125
             275,941                    BB-/B2   Mach Gen LLC, First Lien Synthetic LC Loan,
                                                 0.982%, 2/22/13                                          236,849
             608,904                   BB+/Ba1   NRG Energy, Inc., Credit-Linked Deposit,
                                                 1.259%, 2/1/13                                           565,837
           1,141,096                   BB+/Ba1   NRG Energy, Inc., Term Loan, 2.97%, 2/1/13             1,060,387
                                                                                                     ------------
                                                                                                     $  3,591,198
                                                                                                     ------------
                                                 Total Utilities                                     $ 15,703,256
-----------------------------------------------------------------------------------------------------------------
                                                 TOTAL SENIOR SECURED FLOATING RATE
                                                 LOAN INTERESTS
                                                 (Cost $507,398,479)                                 $371,289,006
-----------------------------------------------------------------------------------------------------------------
                                                 CLAIMS -- 0.0% of Net Assets
                                                 CAPITAL GOODS -- 0.0%
                                                 Aerospace & Defense -- 0.0%
           1,200,000(a)(e)(f)            NR/NR   Northwest Airlines, Inc., ALPA Claim-Escrow, 2.5%   $        826
           2,500,000(a)(e)(f)            NR/NR   Northwest Airlines, Inc., Bell Atlantic Claim-
                                                 Escrow, 2.5%                                               1,720
           2,500,000(a)(e)(f)            NR/NR   Northwest Airlines, Inc., EDC Claim-Escrow, 5.32%          1,720
           2,130,600(a)(e)(f)            NR/NR   Northwest Airlines, Inc., Flight Attendant Claim-
                                                 Escrow, 2.5%                                               1,466
           1,500,000(a)(e)(f)            NR/NR   Northwest Airlines, Inc., GE Claim-Escrow, 2.5%            1,032
           1,264,500(a)(e)(f)            NR/NR   Northwest Airlines, Inc., IAM Claim-Escrow, 2.5%             870
           1,404,900(a)(e)(f)            NR/NR   Northwest Airlines, Inc., Retiree Claim-
                                                 Escrow, 2.5%                                                 966
                                                                                                     ------------
                                                 Total Capital Goods                                 $      8,600
-----------------------------------------------------------------------------------------------------------------
                                                 TOTAL CLAIMS
                                                 (Cost $0)                                           $      8,600
-----------------------------------------------------------------------------------------------------------------
                                                 CORPORATE NOTES -- 16.4% of Net Assets
                                                 MATERIALS -- 0.8%
                                                 Commodity Chemicals -- 0.3%
           2,940,000(c)                    D/C   Georgia Gulf Corp., 9.5%, 10/15/14 (144A)           $    786,450
-----------------------------------------------------------------------------------------------------------------
                                                 Diversified Metals & Mining -- 0.2%
             350,000                  BBB/Baa1   Rio Tinto Finance USA, Ltd., 8.95%, 5/1/14          $    376,149
-----------------------------------------------------------------------------------------------------------------
                                                 Paper Products -- 0.3%
             600,000                      B/B2   Cellu Tissue Holdings, Inc., 11.5%,
                                                 6/1/14 (144A)                                       $    586,500
                                                                                                     ------------
                                                 Total Materials                                     $  1,749,099
-----------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

24    Pioneer Floating Rate Trust  | Semiannual Report | 5/31/09

Principal                        S&P/Moody's
Amount                           Ratings
USD ($)                          (unaudited)                                                       Value
--------------------------------------------------------------------------------------------------------------
                                                 CAPITAL GOODS -- 0.3%
                                                 Aerospace & Defense -- 0.3%
             550,000                    BB/Ba3   DigitalGlobe, Inc., 10.5%, 5/1/14 (144A)         $    562,375
--------------------------------------------------------------------------------------------------------------
                                                 Total Capital Goods                              $    562,375
--------------------------------------------------------------------------------------------------------------
                                                 AUTOMOBILES & COMPONENTS -- 0.8%
                                                 Tires & Rubber -- 0.8%
           3,000,000(b)              CCC+/Caa1   American Tire Distributors, Inc., 7.458%,
                                                 4/1/12 (144A)                                    $  1,920,000
                                                                                                  ------------
                                                 Total Automobiles & Components                   $  1,920,000
--------------------------------------------------------------------------------------------------------------
                                                 CONSUMER DURABLES & APPAREL -- 0.4%
                                                 Housewares & Specialities -- 0.4%
           1,000,000                     B+/B2   Jarden Corp., 8.0%, 5/1/16                       $    967,500
                                                                                                  ------------
                                                 Total Consumer Durables & Apparel                $    967,500
--------------------------------------------------------------------------------------------------------------
                                                 MEDIA -- 0.1%
                                                 Broadcasting -- 0.1%
           1,000,000(c)(d)                D/NR   CCH I LLC, 11.0%, 10/1/15 (144A)                 $    115,000
                                                                                                  ------------
                                                 Total Media                                      $    115,000
--------------------------------------------------------------------------------------------------------------
                                                 HEALTH CARE EQUIPMENT & SERVICES -- 0.8%
                                                 Health Care Supplies -- 0.8%
           1,920,000(a)                  NR/NR   Pharma V, 13.0%, 10/15/13 (144A)                 $  1,766,400
                                                                                                  ------------
                                                 Total Health Care Equipment & Services           $  1,766,400
--------------------------------------------------------------------------------------------------------------
                                                 PHARMACEUTICALS & BIOTECHNOLOGY & LIFE
                                                 SCIENCES -- 12.3%
                                                 Biotechnology -- 2.7%
           4,356,115(a)                  NR/NR   Fosamprenavir Pharma, 15.5%, 6/15/18 (144A)      $  3,833,381
           2,702,390(a)(b)(d)            NR/NR   Molecular Insight Pharmaceuticals, Inc., 10.8%,
                                                 11/16/12 (144A)                                     2,378,103
                                                                                                  ------------
                                                                                                  $  6,211,484
--------------------------------------------------------------------------------------------------------------
                                                 Pharmaceuticals -- 9.3%
          15,000,000(a)                  NR/NR   Azithromycin Royalty Sub LLC, 16.0%,
                                                 5/15/19 (144A)                                   $ 13,200,000
           9,753,963(a)(d)               NR/NR   Celtic Pharma Phinco B.V., 17.0%,
                                                 6/15/12 (144A)                                      6,340,076
             822,270(a)(b)(d)            NR/NR   Pharma VI, 5.906%, 10/15/14 (144A)                    616,702
           1,500,000(a)(d)               NR/NR   TCD Pharma, 16.0%, 4/15/24 (144A)                   1,320,000
                                                                                                  ------------
                                                                                                  $ 21,476,778
--------------------------------------------------------------------------------------------------------------
                                                 Life Sciences Tools & Services -- 0.3%
           1,079,001(a)                  NR/NR   Pharma X, 15.5%, 3/30/17 (144A)                  $    798,461
--------------------------------------------------------------------------------------------------------------
                                                 Total Pharmaceuticals & Biotechnology &
                                                 Life Sciences                                    $ 28,486,723
--------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.
               Pioneer Floating Rate Trust  | Semiannual Report | 5/31/09     25

Principal                      S&P/Moody's
Amount                         Ratings
USD ($)                        (unaudited)                                                     Value
----------------------------------------------------------------------------------------------------------
                                               DIVERSIFIED FINANCIALS -- 0.5%
                                               Consumer Finance -- 0.3%
           600,000                     A+/A1   American Honda Finance Corp., 5.125%,
                                               12/15/10 (144A)                                $    592,325
           200,000                 BBB+/Baa1   Capital One Financial Corp., 7.375%, 5/23/14        206,069
                                                                                              ------------
                                                                                              $    798,394
----------------------------------------------------------------------------------------------------------
                                               Asset Management & Custody Banks -- 0.2%
           530,000                  BB+/Baa3   Janus Capital Group, Inc., 6.5%, 6/15/12       $    437,053
                                                                                              ------------
                                               Total Diversified Financials                   $  1,235,447
----------------------------------------------------------------------------------------------------------
                                               INSURANCE -- 0.2%
                                               Reinsurance -- 0.2%
           500,000(b)                 BB-/NR   Mystic Re, Ltd., 11.261%, 6/7/11 (144A)        $    466,050
                                                                                              ------------
                                               Total Insurance                                $    466,050
----------------------------------------------------------------------------------------------------------
                                               REAL ESTATE -- 0.1%
                                               Diversified Real Estate Activities -- 0.1%
           150,000                     A-/A2   WEA Finance LLC, 7.5%, 6/2/14 (144A)           $    148,298
                                                                                              ------------
                                               Total Real Estate                              $    148,298
----------------------------------------------------------------------------------------------------------
                                               TELECOMMUNICATION SERVICES -- 0.1%
                                               Integrated Telecommunication Services -- 0.1%
           300,000                    BB/Ba2   Frontier Communications Corp., 8.25%, 5/1/14   $    293,250
                                                                                              ------------
                                               Total Telecommunication Services               $    293,250
----------------------------------------------------------------------------------------------------------
                                               TOTAL CORPORATE NOTES
                                               (Cost $46,966,680)                             $ 37,710,142
----------------------------------------------------------------------------------------------------------
Shares
----------------------------------------------------------------------------------------------------------
                                               COMMON STOCK -- 0.0% of Net Assets
                                               TRANSPORTATION -- 0.0%
                                               Airlines -- 0.0%
             3,604(f)                          Delta Airlines, Inc.                           $     20,939
----------------------------------------------------------------------------------------------------------
                                               Trucking -- 0.0%
            12,887(f)                          SIRVA Worldwide, Inc. (144A)                   $     64,435
----------------------------------------------------------------------------------------------------------
                                               Total Transportation                           $     85,374
----------------------------------------------------------------------------------------------------------
                                               TOTAL COMMON STOCK
                                               (Cost $1,384,679)                              $     85,374
----------------------------------------------------------------------------------------------------------
                                               WARRANTS -- 0.0% of Net Assets
                                               ENERGY -- 0.0%
                                               Oil & Gas Equipment & Services -- 0.0%
           213,605(a)(e)(f)                    Value Creation, Inc., Exp. 1/29/14             $         --
----------------------------------------------------------------------------------------------------------
                                               Total Energy                                   $         --
----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

26    Pioneer Floating Rate Trust  | Semiannual Report | 5/31/09

 Shares                                                                                      Value
--------------------------------------------------------------------------------------------------------
                                    TELECOMMUNICATION SERVICES -- 0.0%
                                    Integrated Telecommunication Services -- 0.0%
         400,000(a)(f)              Clearwire Corp., Exp. 8/15/10 (144A)                    $      8,000
                                                                                            ------------
                                    Total Telecommunication Services                        $      8,000
--------------------------------------------------------------------------------------------------------
                                    TOTAL WARRANTS
                                    (Cost $956,752)                                         $      8,000
--------------------------------------------------------------------------------------------------------
Principal
Amount
USD ($)
--------------------------------------------------------------------------------------------------------
                                    TEMPORARY CASH INVESTMENTS -- 3.1% of Net Assets
                                    Repurchase Agreements -- 3.1%
       2,400,000                    BNP Paribas Securities Corp., 0.19% dated
                                    5/29/09, repurchase price of $2,400,000 plus
                                    accrued interest on 6/1/09 collateralized by
                                    the following:
                                      $12,669 Federal Home Loan Mortgage Corp.,
                                        5.705%, 4/1/37
                                      $2,331,562 Federal National Mortgage
                                        Association, 4.0% - 8.5%, 2/1/19 - 5/1/49
                                      $13,518 Federal National Mortgage Association
                                        (ARM), 4.96%, 5/1/19
                                      $18,083 Freddie Mac Giant, 5.5%, 8/1/35
                                      $90,748 Government National Mortgage
                                        Association, 5.0% - 6.5%, 7/20/37 -
                                        5/15/39                                             $  2,400,000
       2,400,000                    Deutsche Bank AG, 0.18%, dated 5/29/09,
                                    repurchase price of $2,400,000 plus accrued
                                    interest on 6/1/09 collateralized by the following:
                                      $705,381 Federal Home Loan Mortgage Corp.,
                                        4.881% - 6.206%, 4/1/35 - 7/1/37
                                      $972,161 Federal National Mortgage
                                        Association (ARM), 4.175% - 6.064%,
                                        3/1/35 - 6/1/47
                                      $721,828 Freddie Mac Giant, 5.0% - 7.0%,
                                        8/1/34 - 5/1/39
                                      $48,631 Government National Mortgage
                                        Association, 7.0%, 12/15/38                            2,400,000
       2,400,000                    JPMorgan Chase & Co., 0.18%, dated 5/29/09,
                                    repurchase price of $2,400,000 plus accrued
                                    interest on 6/1/09 collateralized by $2,438,799
                                    Federal National Mortgage Association,
                                    5.0%, 10/1/23                                              2,400,000
--------------------------------------------------------------------------------------------------------
                                    TOTAL TEMPORARY CASH INVESTMENTS
                                    (Cost $7,200,000)                                       $  7,200,000
========================================================================================================


The accompanying notes are an integral part of these financial statements.

               Pioneer Floating Rate Trust  | Semiannual Report | 5/31/09     27

                                                                                            Value
--------------------------------------------------------------------------------------------------------
                                    TOTAL INVESTMENTS IN SECURITIES -- 180.5%
                                    (Cost $570,118,564)(g)                                $ 416,781,455
--------------------------------------------------------------------------------------------------------
                                    OTHER ASSETS AND LIABILITIES -- (1.5)%                $  (3,383,790)
--------------------------------------------------------------------------------------------------------
                                    PREFERRED SHARES AT REDEMPTION VALUE,
                                    INCLUDING DIVIDENDS PAYABLE -- (79.0)%                $(182,483,721)
--------------------------------------------------------------------------------------------------------
                                    NET ASSETS APPLICABLE TO COMMON
                                    SHAREOWNERS -- 100.0%                                 $ 230,913,944
========================================================================================================

NR     Security not rated by S&P or Moody's.

* Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate accruing at May 31, 2009.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At May 31, 2009 the value of these securities amounted to $49,258,872 or 21.3% of total net assets applicable to common shareowners.

(a) Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is $118,952,785. The aggregate value$64,637,132 represents 28.0% of the total net assets applicable to common shareowners.

(b)    Floating Rate Note. The rate shown is the coupon rate at May 31, 2009.

(c)    Security is in default and is non-income producing.

(d)    Represents a pay in kind security.

(e)    Security is fair valued (See Note A).

(f)    Non-income producing.

(g) At May 31, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $570,391,881 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $   2,352,677
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                              (155,963,103)
                                                                                   -------------
       Net unrealized loss                                                         $(153,610,426)
                                                                                   =============

For financial reporting purposes net unrealized loss on investments was $153,337,109. and cost of investments aggregated $570,118,564.


The accompanying notes are an integral part of these financial statements.

28    Pioneer Floating Rate Trust  | Semiannual Report | 5/31/09

Purchases and sales of securities (excluding temporary cash investments) for the period ended May 31, 2009, aggregated $58,369,678 and $57,162,558, respectively.


Glossary of Terms:
LC -- Letter of Credit


Principal amounts are denominated in U.S. dollars unless otherwise noted.

AUD -- Australian Dollar
EURO -- Euro


Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels listed below.


Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments)


The following is a summary of the inputs used as of May 31, 2009, in valuing the Trust's investments:

                                                                          Other
                                                       Investments     Financial
 Valuation Inputs                                   in Securities      Instruments*
----------------------------------------------------------------------------------
 Level 1 -- Quoted Prices                           $     20,939        $       --
 Level 2 -- Other Significant Observable Inputs      372,995,947          (715,454)
 Level 3 -- Significant Unobservable Inputs           43,764,569                --
----------------------------------------------------------------------------------
 Total                                              $416,781,455        $ (715,454)
==================================================================================

Other financial instruments includes net depreciation on unfunded corporate loans.


Following is a reconciliation of assets valued using significant unobservable inputs (Level 3):



                                                                   Investments
                                                                   in Securities
--------------------------------------------------------------------------------
Balance as of 11/30/08                                             $33,032,207
Change in unrealized appreciation (depreciation)(1)                 (1,760,860)
Net purchases (sales)                                                 (537,891)
Transfers in and out of Level 3                                     13,031,113
--------------------------------------------------------------------------------
Balance as of 5/31/09                                              $43,764,569
================================================================================

1 Unrealized appreciation/(depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.


The accompanying notes are an integral part of these financial statements.

               Pioneer Floating Rate Trust  | Semiannual Report | 5/31/09     29

Statement of Assets and Liabilities | 5/31/09 (unaudited)

ASSETS:
  Investments in securities, at value (cost $570,118,564)               $416,781,455
  Cash                                                                     1,667,655
  Foreign currencies, at value (cost $616,027)                               790,283
  Receivables --
   Investment securities sold                                                777,100
   Paydowns                                                                  342,487
   Interest                                                                5,677,758
   Commitment fees                                                            19,903
  Prepaid expenses                                                            12,529
------------------------------------------------------------------------------------
     Total assets                                                       $426,069,170
------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                                      $ 11,373,676
  Depreciation on unfunded corporate loans - net                             715,454
  Unamortized facility fees                                                  132,181
  Due to affiliates                                                          278,920
  Accrued expenses                                                           171,274
------------------------------------------------------------------------------------
     Total liabilities                                                  $ 12,671,505
------------------------------------------------------------------------------------
PREFERRED SHARES AT REDEMPTION VALUE:
  $25,000 liquidation value per share applicable to 7,298 shares,
   including dividends payable of $33,721                               $182,483,721
------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHAREOWNERS:
  Paid-in capital                                                       $462,925,899
  Distributions in excess of net investment income                        (1,116,584)
  Accumulated net realized loss on investments and foreign currency
   transactions                                                          (77,043,383)
  Net unrealized loss on investments                                    (154,052,563)
  Net unrealized gain on foreign currency assets and liabilities
   denominated in foreign currencies                                         200,575
------------------------------------------------------------------------------------
     Net assets applicable to common shareowners                        $230,913,944
====================================================================================
NET ASSET VALUE PER SHARE:
No par value, (unlimited number of shares authorized)
  Based on $230,913,944/24,428,148 common shares                        $       9.45
====================================================================================


The accompanying notes are an integral part of these financial statements.

30    Pioneer Floating Rate Trust  | Semiannual Report | 5/31/09

Statement of Operations (unaudited)

For the Six Months Ended 5/31/09

INVESTMENT INCOME:
  Interest                                                          $  17,323,054
  Facility and other fees                                                 440,857
-----------------------------------------------------------------------------------------------------
     Total investment income                                                            $  17,763,911
-----------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                                   $   1,355,253
  Administrative fee                                                      228,128
  Transfer agent fees and expenses                                         28,105
  Auction agent fees                                                      246,653
  Custodian fees                                                           47,361
  Registration fees                                                        11,842
  Professional fees                                                       130,366
  Printing expenses                                                        18,710
  Trustees' fees                                                            9,911
  Pricing fees                                                             23,975
  Miscellaneous                                                            23,304
-----------------------------------------------------------------------------------------------------
   Total expenses                                                                       $   2,123,608
-----------------------------------------------------------------------------------------------------
     Net investment income                                                              $  15,640,303
-----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) from:
   Investments                                                      $ (36,067,451)
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                         27,506       $ (36,039,945)
-----------------------------------------------------------------------------------------------------
  Change in net unrealized gain (loss) on:
   Investments                                                      $  57,579,681
   Unfunded corporate loans                                               450,601
   Foreign currency contracts and other assets and liabilities
     denominated in foreign currencies                                     97,980       $  58,128,262
-----------------------------------------------------------------------------------------------------
  Net gain on investments and foreign currency
   transactions                                                                         $  22,088,317
-----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREOWNERS
FROM NET INVESTMENT INCOME:                                                             $  (1,553,823)
-----------------------------------------------------------------------------------------------------
  Net increase in net assets applicable to common shareowners
   resulting from operations                                                            $  36,174,797
=====================================================================================================

The accompanying notes are an integral part of these financial statements.

               Pioneer Floating Rate Trust  | Semiannual Report | 5/31/09     31

Statement of Changes in Net Assets

For the Six Months Ended 5/31/09 and the Year Ended 11/30/08, respectively



                                                                   Six Months
                                                                   Ended              Year
                                                                   5/31/09            Ended
                                                                   (unaudited)        11/30/08
----------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                              $ 15,640,303       $  45,944,980
Net realized loss on investments and foreign currency
  transactions                                                      (36,039,945)        (41,570,240)
Change in net unrealized gain (loss) on investments and foreign
  currency transactions                                              58,128,262        (175,353,369)
Dividends and distributions to preferred shareowners from
   Net investment income                                             (1,553,823)         (8,996,461)
   Net realized gains                                                        --            (783,227)
----------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets applicable to
     common shareowners resulting from operations                  $ 36,174,797       $(180,758,317)
----------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREOWNERS:
Net investment income
   ($0.650 and $1.704 per share, respectively)                     $(15,878,296)      $ (41,615,793)
Net realized gains
   ($0.000 and $0.348 per share, respectively)                               --          (8,500,996)
----------------------------------------------------------------------------------------------------
     Total dividends and distributions to
       common shareowners                                          $(15,878,296)      $ (50,116,789)
----------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets applicable to
       common shareowners                                          $ 20,296,501       $(230,875,106)
NET ASSETS APPLICABLE TO COMMON SHAREOWNERS:
Beginning of period                                                 210,617,443         441,492,549
----------------------------------------------------------------------------------------------------
End of period                                                      $230,913,944       $ 210,617,443
----------------------------------------------------------------------------------------------------
Undistributed (distributions in excess of)
  net investment income                                            $ (1,116,584)      $     675,232
----------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

32    Pioneer Floating Rate Trust  | Semiannual Report | 5/31/09

Financial Highlights

                                                         Six Months
                                                         Ended                                                          12/28/04 (b)
                                                         5/31/09         Year Ended     Year Ended      Year Ended      to
                                                         (unaudited)     11/30/08       11/30/07        11/30/06        11/30/05
------------------------------------------------------------------------------------------------------------------------------------
Per Common Share Operating Performance
Net asset value, beginning of period                      $   8.62       $   18.07      $   19.66       $   19.08       $  19.10(c)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment
 operations:(a)
 Net investment income                                    $   0.64       $    1.88      $    2.30       $    2.20       $   1.33
 Net realized and unrealized gain (loss)
  on investments and foreign
  currency transactions                                       0.90           (8.88)         (1.47)           0.52          (0.05)
 Dividends and distributions to preferred
  shareowners from:
  Net investment income                                      (0.06)          (0.37)         (0.51)          (0.46)         (0.23)
  Net realized gains                                            --           (0.03)          0.00 (d)          --             --
------------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment
  operations                                              $   1.48       $   (7.40)     $    0.32       $    2.26       $   1.05
Distributions to common shareowners from:
 Net investment income                                       (0.65)          (1.70)         (1.91)          (1.63)        ( 0.92)
 Net realized gains                                              --          (0.35)          0.00 (d)       (0.05)            --
Capital charge with respect to issuance of:
 Common shares                                                   --             --             --              --         ( 0.04)
 Preferred shares                                                --             --             --            0.00 (d)     ( 0.11)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                $   0.83       $   (9.45)     $   (1.59)      $    0.58       $  (0.02)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period(e)                         $   9.45       $    8.62      $   18.07       $   19.66       $  19.08
====================================================================================================================================
Market value, end of period(e)                            $   8.49       $    6.90      $   16.79       $   18.95       $  17.14
====================================================================================================================================
Total return at market value(f)                              33.78%         (52.10)%        (2.02)%         20.94%         (9.76)%
Ratios to average net assets of common shareowners
 Net expenses(g)                                              2.09%(h)        1.60%          1.40%           1.38%          1.23%(h)
 Net investment income before preferred share dividends      15.39%(h)       12.61%         11.92%          11.37%          7.52%(h)
 Preferred share dividends                                    1.53%(h)        2.47%          2.66%           2.39%          1.29%(h)
 Net investment income available to common shareowners       13.86%(h)       10.14%          9.26%           8.98%          6.23%(h)


The accompanying notes are an integral part of these financial statements.

             Pioneer Floating Rate Trust  | Semiannual Report |   5/31/09     33

                                                            Six Months
                                                            Ended                                                       12/28/04 (b)
                                                            5/31/09         Year Ended     Year Ended    Year Ended     to
                                                            (unaudited)     11/30/08       11/30/07      11/30/06       11/30/05
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                 16%            31%            80%           75%           61%
Net assets of common shareowners, end of
 period (in thousands)                                      $ 230,914       $210,617       $441,493      $478,255       $464,324
Preferred shares outstanding (in thousands)                 $ 182,450       $204,475       $234,500      $234,500       $234,500
Asset coverage per preferred share, end of period           $  56,645       $ 50,758       $ 72,067      $ 76,000       $74,520
Average market value per preferred share(i)                 $  25,000       $ 25,000       $ 25,000      $ 25,000       $25,000
Liquidation value, including dividends payable,
 per preferred share                                        $  25,005       $ 25,007       $ 25,009      $ 25,013       $25,018
Ratios to average net assets of common
 shareowners before waivers and
 reimbursement of expenses
 Net expenses(g)                                                 2.09%(h)       1.60%          1.40%         1.40%         1.24%(h)
 Net investment income before preferred share dividends         15.39%(h)      12.61%         11.92%        11.35%         7.51%(h)
 Preferred share dividends                                       1.53%(h)       2.47%          2.66%         2.39%         1.29%(h)
 Net investment income available to common shareowners          13.86%(h)      10.14%          9.26%         8.96%         6.22%(h)
====================================================================================================================================


(a) The per common share data presented above is based upon the average common shares outstanding for the periods presented.
(b) The Trust common shares were first publicly offered on December 28, 2004.
(c) Net asset value immediately after the closing of the first public offering was $19.06.
(d) Amount is less than $0.01 per share.
(e) Net asset value and market value are published in Barron's on Saturday, The Wall Street Journal on Monday and The New York Times on Monday and Saturday.
(f) Total investment return is calculated assuming a purchase of common shares at the current market value on the first day and a sale at the current market value on the last day of the periods reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment return does not reflect brokerage commissions. Total investment returns covering less than a full period are not annualized. Past performance is not a guarantee of future results.
(g) Expense ratios do not reflect the effect of dividend payments to preferred shareowners.
(h) Annualized.
(i) Market value is redemption value without an active market.


The information above represents the operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's common shares.

The accompanying notes are an integral part of these financial statements.

34    Pioneer Floating Rate Trust  | Semiannual Report | 5/31/09

Notes to Financial Statements | 5/31/09 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Floating Rate Trust (the "Trust") was organized as a Delaware statutory trust on October 6, 2004. Prior to commencing operations on December 28, 2004, the Trust had no operations other than matters relating to its organization and registration as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The investment objective of the Trust is to provide a high level of current income. The Trust will, as a secondary objective, also seek preservation of capital to the extent consistent with its primary objective of high current income.

The Trust's investments in certain foreign markets or countries with limited developing markets may subject the Trust to a greater degree of risk than in a developed market. These risks include disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions.

Information regarding the Trust's principal risks is contained in the Trust's original offering prospectus with additional information included in the Trust's shareowner reports from time to time. Please refer to those documents when considering the Trust's investment risks. At times, the Trust's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

The Trust invests primarily in senior floating rate loans (Senior Loans). The Trust may also invest in other floating and variable rate instruments, including second lien loans, investment grade fixed-income debt securities and high yield, high risk corporate bonds. The Trust may also invest in below investment grade securities. Below investment grade securities are commonly referred to as "junk bonds" and are considered speculative with respect to the issuer's capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities. The Trust may invest in securities of issuers that are in default or that are in bankruptcy.

The Trust is not limited in the percentage of its assets that may be invested in Senior Loans and other securities deemed to be illiquid. Illiquid securities may be difficult to dispose of at a fair price at the times when the Trust believes it is desirable to do so and their market price is generally more volatile than that of more liquid securities. Illiquid securities are also more difficult to value and investment of the Trust's assets in illiquid securities may restrict the Trust's ability to take advantage of market opportunities.


               Pioneer Floating Rate Trust  | Semiannual Report | 5/31/09     35

The Trust's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements, which are consistent with those generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of trade date. Investments in Senior Loans are valued in accordance with guidelines established by the Board of Trustees at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation. For Senior Loans for which no reliable price quotes are available, such investments will be valued by Loan Pricing Corporation through the use of pricing matrices to determine valuations.

   Fixed-income securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by values obtained from dealers and other sources, as required. Equity securities are valued at the last sale price on the principal exchange where they are traded. Securities or loans for which market prices and/or quotations are not readily available are valued using fair values methods pursuant to procedures adopted by the Board of Trustees ("board determined"). Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Trust's shares are determined as of such times. The Trust may also use the fair value methods to value a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the NYSE. At May 31, 2009, seven securities have been board determined, which represents 1.3% of net assets. Temporary cash investments are valued at cost which approximates market value.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Trust becomes aware of the ex-dividend data in the exercise of reasonable diligence. Discounts and premiums on debt securities are accreted or amortized, respectively, daily, on an effective yield to maturity basis and are included in interest income. Premiums and discounts related to certain mortgage-backed securities are amortized or


36    Pioneer Floating Rate Trust  | Semiannual Report | 5/31/09
   accreted in proportion to the monthly paydowns. Interest income, including income on interest bearing cash accounts, is recorded on an accrual basis.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B. Foreign Currency Translation

   The books and records of the Trust are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those securities but are included with the net realized and unrealized gain or loss on investments.


C. Forward Foreign Currency Contracts

   The Trust may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Trust's financial statements. The Trust records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 4).


D. Federal Income Taxes

   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Trust's distributions may be shown in the accompanying financial statements as either from or in excess


               Pioneer Floating Rate Trust  | Semiannual Report | 5/31/09     37
   of net investment income or net realized gain (loss) on investments and foreign currency transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions paid to common and preferred shareowners will be determined at the end of the fiscal year. Distributions during the year ended November 30, 2008 were as follows:


                                                                            2008
--------------------------------------------------------------------------------
   Distributions paid from:
   Ordinary income                                                   $56,018,203
   Net long term capital gain                                          3,878,274
--------------------------------------------------------------------------------
      Total taxable distribution                                     $59,896,477
================================================================================

  The following shows the components of distributable earnings on a federal income tax basis at November 30, 2008.


                                                                            2008
--------------------------------------------------------------------------------
   Distributable earnings:
   Undistributed ordinary income                                 $    4,043,479
   Capital loss carryforward                                        (27,976,876)
   Post-October loss deferred                                       (13,179,445)
   Distributions payable                                             (2,863,328)
   Unrealized depreciation                                         (212,332,286)
--------------------------------------------------------------------------------
      Total                                                      $ (252,308,456)
================================================================================

   The difference between book-basis and tax-basis unrealized depreciation is primarily attributable to the difference between book and tax amortization methods for premiums and discounts on fixed-income securities and book/ tax differences in the accrual of income on securities in default.


E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Trust, the value of the underlying securities (collateral), including accrued interest is required to be at least equal to or in excess of the value of the repurchase agreement. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Trust's custodian or sub custodians. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


F. Automatic Dividend Reinvestment Plan

   All common shareowners automatically participate in the Automatic Dividend Reinvestment Plan (the Plan), under which participants receive all dividends and capital gain distributions (collectively, dividends) in full and fractional common shares of the Trust in lieu of cash. Shareowners may elect not to participate in the Plan. Shareowners not participating in the


38    Pioneer Floating Rate Trust  | Semiannual Report | 5/31/09

   Plan receive all dividends and capital gain distributions in cash. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notifying American Stock Transfer & Trust Company, the agent for shareowners in administering the Plan (the Plan Agent), in writing prior to any dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.

   Whenever the Trust declares a dividend on common shares payable in cash, participants in the Plan will receive the equivalent in common shares acquired by the Plan Agent either (i) through receipt of additional unissued but authorized common shares from the Trust or (ii) by purchase of outstanding common shares on the New York Stock Exchange or elsewhere. If, on the payment date for any dividend the net asset value per common share is equal to or less than the market price per share plus estimated brokerage trading fees (market premium), the Plan Agent will invest the dividend amount in newly issued common shares. The number of newly issued common shares to be credited to each account will be determined by dividing the dollar amount of the dividend by the net asset value per common share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance does not exceed 5%. If, on the payment date for any dividend, the net asset value per common share is greater than the market value (market discount), the Plan Agent will invest the dividend amount in common shares acquired in open-market purchases. There are no brokerage charges with respect to newly issued common shares. However, each participant will pay a pro rata share of brokerage trading fees incurred with respect to the Plan Agent's open-market purchases. Participating in the Plan does not relieve shareowners from any federal, state or local taxes which may be due on dividends paid in any taxable year. Shareowners holding Plan shares in a brokerage account may not be able to transfer the shares to another broker and continue to participate in the Plan.


2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit) manages the Trust's portfolio. Management fees payable under the Trust's Advisory Agreement with PIM are calculated daily at the annual rate of 0.70% of the Trust's average daily managed assets. "Managed assets" is the average daily value of the Trust's total assets (including any assets attributable to any leverage that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). For the six months ended May 31, 2009, the net management fee was equivalent to 0.70% of the Trust's average daily managed assets, which was equivalent to 1.33% of the Trust's average daily net assets attributable to the common shareowners.


               Pioneer Floating Rate Trust  | Semiannual Report | 5/31/09     39

In addition, under PIM's management and administration agreements, certain other services and costs are paid by PIM and reimbursed by the Trust. At May 31, 2009, $278,920 was payable to PIM related to management costs, administrative costs and certain other services and is included in "Due to affiliates" on the Statement of Assets and Liabilities.

PIM has retained Princeton Administrators, LLC (Princeton) to provide certain administrative and accounting services to the Trust on its behalf. PIM pays Princeton a monthly fee at an annual rate of 0.07% of the average daily value of the Trust's managed assets up to $500 million and 0.03% for average daily managed assets in excess of $500 million, subject to a minimum monthly fee of $10,000. Princeton receives no compensation directly from the Trust.

PIM had engaged Highland Capital Management, L.P. to act as the Trust's investment sub-adviser ("Sub-adviser") and manage the Trust's investments through December 31, 2008. PIM paid the Sub-adviser a monthly fee at an annual rate of 0.35% of the average daily value of the Trust managed assets. The fee was paid monthly in arrears. The Trust did not pay a fee to the Sub-adviser.

Effective January 1, 2009, PIM assumed sole responsibility for management of the Trust's investments.


3. Transfer Agents

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredit, through a sub-transfer agency agreement with American Stock Transfer & Trust Company, provides substantially all transfer agent and shareowner services related to the Trust's common shares at negotiated rates. Deutsche Bank Trust Company Americas (Deutsche Bank) is the transfer agent, registrar, dividend paying agent and auction agent with respect to the Trust's Auction Market Preferred Shares (AMPS). The Trust pays Deutsche Bank an annual fee, as is agreed to from time to time by the Trust and Deutsche Bank, for providing such services.


4. Forward Foreign Currency Contracts

The Trust may enter into contracts that obligate the Trust to deliver currencies at specified future dates. At the maturity of a contract, the Trust must make or take delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Trust may close out such contracts by entering into an offsetting hedge contract. At May 31, 2009, the Trust had no outstanding portfolio hedges or forward currency settlement contracts.


40    Pioneer Floating Rate Trust  | Semiannual Report | 5/31/09

5. Unfunded Loan Commitments

As of May 31, 2009, the Trust had unfunded loan commitments of $3,119,108 which could be extended at the option of the borrower, pursuant to the following loan agreements:



                                                                   Unfunded Loan
 Borrower                                                             Commitment
--------------------------------------------------------------------------------
 Bausch & Lomb, Inc., Delayed Draw Term Loan                      $  100,806
 Cricket Communications, Inc., Revolver Loan                      $2,000,000
 Sirva Worldwide, Inc., Revolving Credit Loan                     $1,018,302

6. Trust Shares

There are an unlimited number of common shares of beneficial interest authorized.

During the six months ended May 31, 2009 and the year ended November 30, 2008, there were no share transactions by the Trust. All reinvested distributions were satisfied with previously issued shares purchased in the open market by the Plan Agent and credited to shareowner accounts.

The Trust may classify or reclassify any unissued common shares of beneficial interest into one or more series of preferred shares of beneficial interest. As of May 31, 2009 there were 7,298 AMPS as follows: Series M7-2,434, Series W7-2,432 and Series TH7-2,432.

On December 8, 2008, the Trust announced the following redemptions of AMPS at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date:



                        Redemption              Shares               Aggregate
                        date                    Redeemed             Principal
--------------------------------------------------------------------------------
 Series M7              12/23/08                134                  $3,350,000
--------------------------------------------------------------------------------
 Series W7              12/26/08                133                  $3,325,000
--------------------------------------------------------------------------------
 Series TH7             12/26/08                133                  $3,325,000
--------------------------------------------------------------------------------

The Trust financed the AMPS redemption with cash.

On December 18, 2008, the Trust announced the following redemptions of AMPS at a price of $25,000 per share plus any accrued and unpaid dividends through the redemption date:


                        Redemption              Shares               Aggregate
                        date                    Redeemed             Principal
--------------------------------------------------------------------------------
 Series M7              1/6/09                  161                  $4,025,000
--------------------------------------------------------------------------------
 Series W7              1/8/09                  160                  $4,000,000
--------------------------------------------------------------------------------
 Series TH7             1/9/09                  160                  $4,000,000
--------------------------------------------------------------------------------

              Pioneer Floating Rate Trust  | Semiannual Report |  5/31/09     41

The Trust financed the AMPS redemption with cash.

Dividends on Series M7, Series W7 and Series TH7 are cumulative at a rate which is reset every seven days based on the results of an auction. An auction fails if there are more AMPS offered for sale than there are buyers. When an auction fails, the dividend rate for the period will be the maximum rate on the auction dates described in the prospectus for the AMPS. Preferred shareowners will not be able to sell their AMPS at an auction if the auction fails. Since February 2008, the Trust's auctions related to the AMPS have failed. The maximum rate for each series is the greater of 125% of the one week LIBOR rate or the LIBOR rate plus a spread of 1.25%. Dividend rates on AMPS ranged from 1.48% to 2.46% during the six months ended May 31, 2009.

The Trust may not declare dividends or make other distributions on its common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, the Trust does not comply with the asset coverage ratios described in the prospectus for the AMPS.

The AMPS are redeemable at the option of the Trust, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared. The AMPS are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Trust as set forth in the Statement of Preferences are not satisfied.

The holders of AMPS have voting rights equal to the holders of the Trust's common shares (one vote per share) and will vote together with holders of the common shares as a single class. Holders of AMPS are also entitled to elect two of the Trust's Trustees. In addition, the Investment Company Act of 1940, as amended, requires that along with approval by shareowners that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class, would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares and
(b) take any action requiring a vote of security holders, including, among other things, changes in the Trust's subclassification as a closed-end investment company or changes in its fundamental investment restrictions.


7. Subsequent Events

Subsequent to May 31, 2009, the Board of Trustees of the Trust declared a dividend from undistributed net investment income of $0.095 per common share payable June 30, 2009 to common shareowners of record on June 15, 2009.

Subsequent to May 31, 2009, dividends declared and paid on preferred shares totaled $244,856 in aggregate for the three outstanding preferred share series through July 7, 2009.


42    Pioneer Floating Rate Trust  | Semiannual Report | 5/31/09

ADDITIONAL INFORMATION (unaudited)

During the period, there were no material changes in the Trust's investment objective or fundamental policies that have not been approved by the shareowners. There have been no changes in the Trust's charter or By-Laws that would delay or prevent a change in control of the Trust which has not been approved by the shareowners. There have been no changes in the principle risk factors associated with investment in the Trust.

Effective January 1, 2009, Jonathan Sharkey of PIM became the portfolio manager of Pioneer Floating Rate Trust.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Trust may purchase, from time to time, its common shares in the open market.


ADDITIONAL INFORMATION REGARDING THE TRUST'S INVESTMENT POLICIES

EVENT-LINKED BONDS

The Trust may invest in "event-linked" bonds, which sometimes are referred to as "insurance-linked" or "catastrophe" bonds. Event-linked bonds are debt obligations for which the return of principal and the payment of interest are contingent on the non-occurrence of a pre-defined "trigger" event, such as a hurricane or an earthquake of a specific magnitude. For some event-linked bonds, the trigger event's magnitude may be based on losses to a company or industry, industry indexes or readings of scientific instruments rather than specified actual losses. If a trigger event, as defined within the terms of an event-linked bond, involves losses or other metrics exceeding a specific magnitude in the geographic region and time period specified therein, the Trust may lose a portion or all of its accrued interest and/or principal invested in such event-linked bond. The Trust is entitled to receive principal and interest payments so long as no trigger event occurs of the description and magnitude specified by the instrument.

Event-linked bonds may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. In addition to the specified trigger events, event-linked bonds may also expose the Trust to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences. Event-linked bonds are subject to the risk that the model used to calculate the probability of a trigger event was not accurate and underestimated the likelihood of a trigger event. Upon the occurrence or possible occurrence of a trigger event, and until the completion of the processing and auditing of applicable loss claims, the Trust's investment in such event-linked bond may be priced using fair value methods. As a relatively new type of financial


               Pioneer Floating Rate Trust  | Semiannual Report | 5/31/09     43
instrument, there is limited trading history for these securities, and there can be no assurance that a more liquid market in these instruments will develop.

Event-linked bonds are typically rated by at least one nationally recognized rating agency, but also may be unrated. The rating for an event-linked bond primarily reflects the rating agency's calculated probability that a pre-defined trigger event will occur. This rating also assesses the event-linked bond's credit risk and model used to calculate the probability of a trigger event.


CEO CERTIFICATION DISCLOSURE (unaudited)

The Trust's Chief Executive Officer has submitted to the New York Stock Exchange the annual CEO certification as required by Section 303A.12 (a) of the NYSE Listed Company Manual. In addition, the Trust has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

44    Pioneer Floating Rate Trust  | Semiannual Report | 5/31/09

Trustees, Officers and Service Providers

Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Benjamin M. Friedman
Margaret B.W. Graham
Daniel K. Kingsbury
Thomas J. Perna
Marguerite A. Piret
Stephen K. West


Officers
John F. Cogan, Jr., President
Daniel K. Kingsbury, Executive  Vice President
Mark E. Bradley, Treasurer
Dorothy E. Bourassa, Secretary


Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Legal Counsel
Bingham McCutchen LLP


Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Shareowner Services and Sub-Transfer Agent
American Stock Transfer & Trust Company


Preferred Share Auction/Transfer Agent and Registrar
Deutsche Bank Trust Company Americas


Sub-Administrator
Princeton Administrators, LLC


Proxy Voting Policies and Procedures of the Trust are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


               Pioneer Floating Rate Trust  | Semiannual Report | 5/31/09     45

                           This page for your notes.

46    Pioneer Floating Rate Trust  | Semiannual Report | 5/31/09

                           This page for your notes.

               Pioneer Floating Rate Trust  | Semiannual Report | 5/31/09     47

                           This page for your notes.

48    Pioneer Floating Rate Trust  | Semiannual Report | 5/31/09

                           This page for your notes.

               Pioneer Floating Rate Trust  | Semiannual Report | 5/31/09     49

                           This page for your notes.

50    Pioneer Floating Rate Trust  | Semiannual Report | 5/31/09

                           This page for your notes.

               Pioneer Floating Rate Trust  | Semiannual Report | 5/31/09     51

                           This page for your notes.

52    Pioneer Floating Rate Trust  | Semiannual Report | 5/31/09

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


You can call American Stock Transfer & Trust Company (AST) for:
--------------------------------------------------------------------------------
Account Information                              1-800-710-0935
Telecommunications Device for the Deaf (TDD)     1-800-231-5469


Or write to AST:
--------------------------------------------------------------------------------

For                                              Write to

General inquiries, lost dividend checks,         American Stock
change of address, lost stock certificates,      Transfer & Trust
stock transfer                                   Operations Center
                                                 6201 15th Ave.
                                                 Brooklyn, NY 11219

Dividend reinvestment plan (DRIP)                American Stock
                                                 Transfer & Trust
                                                 Wall Street Station
                                                 P.O. Box 922
                                                 New York, NY 10269-0560
Website                                          www.amstock.com


The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Trust's Chief Executive Officer is required by the New York Stock Exchange's Listing Standards to file annually with the Exchange a certification that he is not aware of any violation by the Trust of the Exchange's Corporate Governance Standards applicable to the Trust. The Trust has signed such certification.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.


Information not required in semi annual reports on form NCSR.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Information not required in semi annual reports on form NCSR.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

During the period covered by this report, there were no purchases made by or on behalf of the registrant or any affiliated purchaser as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934 (the Exchange Act), of shares of the registrants equity securities that are registered by the registrant pursuant to
Section 12 of the Exchange Act.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Floating Rate Trust


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date July 29, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 29, 2009


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date July 29, 2009

* Print the name and title of each signing officer under his or her signature.